UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company 200 Clarendon Street; Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2006

Date of reporting period: February 28, 2006

Item 1.	Reports to Stockholders.

iShares®

2006 ANNUAL REPORT TO SHAREHOLDERS | FEBRUARY 28, 2006

iSHARES BOND FUNDS

iSHARES LEHMAN 1-3 YEAR TREASURY BOND FUND

iSHARES LEHMAN 7-10 YEAR TREASURY BOND FUND

iSHARES LEHMAN 20+ YEAR TREASURY BOND FUND

iSHARES LEHMAN TIPS BOND FUND

iSHARES LEHMAN AGGREGATE BOND FUND

iSHARES GS $ INVESTOPTM CORPORATE BOND FUND

Management’s Discussion of Fund Performance

iSHARES® LEHMAN TREASURY BOND FUNDS

Performance as of February 28, 2006

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 2/28/06			Inception to 2/28/06			Inception to 2/28/06
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Lehman 1-3 Year Treasury	2.01%	2.09%	2.15%	1.81%	1.83%	1.96%	6.68%	6.75%	7.25%
Lehman 7-10 Year Treasury	2.21%	2.32%	2.33%	4.16%	4.16%	4.09%	15.83%	15.86%	15.59%
Lehman 20+ Year Treasury	6.12%	6.07%	6.22%	7.81%	7.78%	7.90%	31.18%	31.06%	31.58%
Lehman TIPS	3.04%	3.03%	3.21%	5.16%	5.18%	5.35%	11.92%	11.96%	12.38%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/22/02 for the three iShares Lehman Treasury Bond Funds and 12/4/03 for the iShares Lehman TIPS Bond Fund). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02 for the three iShares Lehman Treasury Bond Funds and 12/5/03 for the iShares Lehman TIPS Bond Fund), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares Lehman 1-3 Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

iShares Lehman 7-10 Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

iShares Lehman 20+ Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

2	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

iShares Lehman TIPS Bond Fund

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares Lehman 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market, as defined by the Lehman Brothers 1-3 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the one-year period ended February 28, 2006 (the “reporting period”), the Fund returned 2.01%, while the Index returned 2.15%.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
U.S. Government Obligations	98.82%
Short-Term and Other Net Assets	1.18

TOTAL	100.00%

TOP FIVE FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
U.S. Treasury Notes, 3.75%, 05/15/08	11.52%
U.S. Treasury Notes, 3.13%, 05/15/07	10.60
U.S. Treasury Notes, 2.75%, 08/15/07	10.46
U.S. Treasury Notes, 3.00%, 02/15/08	7.85
U.S. Treasury Notes, 3.00%, 11/15/07	7.49

TOTAL	47.92%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market, as defined by the Lehman Brothers 7-10 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the reporting period, the Fund returned 2.21%, while the Index returned 2.33%.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
U.S. Government Obligations	98.81%
Short-Term and Other Net Assets	1.19

TOTAL	100.00%

TOP FIVE FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
U.S. Treasury Bonds, 11.25%, 02/15/15	26.78%
U.S. Treasury Notes, 4.25%, 11/15/13	18.87
U.S. Treasury Notes, 4.13%, 05/15/15	15.52
U.S. Treasury Notes, 4.25%, 08/15/13	10.02
U.S. Treasury Notes, 4.75%, 05/15/14	7.46

TOTAL	78.65%

The iShares Lehman 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market, as defined by the Lehman Brothers 20+ Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the reporting period, the Fund returned 6.12%, while the Index returned 6.22%.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
U.S. Government Obligations	98.89%
Short-Term and Other Net Assets	1.11

TOTAL	100.00%

TOP FIVE FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
U.S. Treasury Bonds, 6.13%, 11/15/27	13.87%
U.S. Treasury Bonds, 5.38%, 02/15/31	12.51
U.S. Treasury Bonds, 6.25%, 05/15/30	12.10
U.S. Treasury Bonds, 4.50%, 02/15/36	8.51
U.S. Treasury Bonds, 6.13%, 08/15/29	8.13

TOTAL	55.12%

4	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market, as defined by the Lehman Brothers U.S. Treasury Inflation Notes Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the reporting period, the Fund returned 3.04%, while the Index returned 3.21%.

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
U.S. Government Obligations	99.49%
Short-Term and Other Net Assets	0.51

TOTAL	100.00%

TOP FIVE FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
U.S. Treasury Inflation Index Bonds, 3.88%, 04/15/29	8.63%
U.S. Treasury Inflation Index Bonds, 2.38%, 01/15/25	8.43
U.S. Treasury Inflation Index Bonds, 0.88%, 04/15/10	8.30
U.S. Treasury Inflation Index Bonds, 3.00%, 07/15/12	7.42
U.S. Treasury Inflation Index Bonds, 3.63%, 04/15/28	7.00

TOTAL	39.78%

Despite a challenging environment, Treasury bonds posted positive returns for the reporting period. Long-term Treasury securities produced the best results, while short- and intermediate-term Treasury bonds gained modestly.

One factor influencing bond market performance was the resiliency of the economic recovery. The U.S. economy grew by 3.5% in 2005, down from its 4.2% growth rate in 2004 but higher than the 3.1% average growth rate of the past 20 years. Job growth remained healthy – the economy added 2.1 million jobs during the reporting period, and the unemployment rate fell to its lowest level in more than four years. Retail sales also contributed to the economy’s growth, rising by 6.7% over the past year thanks in part to strong sales of gasoline and building materials.

Inflation also picked up during the reporting period, though the increase was driven largely by soaring energy prices. The consumer price index rose by 3.6% over the past year, up from 3% for the previous 12 months. Energy prices surged by 20%, but increasing industrial activity also contributed to higher prices as manufacturing capacity usage reached its highest level since September 2000.

In this environment, the Federal Reserve Board (the “Fed”) continued its series of short-term interest rate increases. The Fed raised its federal funds rate eight times during the reporting period, each time by a quarter-point. As a result, the federal funds rate rose from 2.5% to 4.5%, its highest level since May 2001. The Fed has now raised rates a total of 14 times in the past 20 months.

The Fed’s rate hikes pushed short-term Treasury yields higher; the two-year Treasury note yield rose from 3.6% to 4.7% during the reporting period, leading to modest price declines. However, interest payments more than offset the price declines, allowing short-term bonds to post gains for the reporting period. Longer-term Treasury yields were more stable – the 10-year Treasury bond yield edged up from 4.4% to 4.6%, and the longest-term Treasurys (maturing in 20 years or more) saw their yields decline during the reporting period. The perceived lack of a broad-based inflation threat kept longer-term yields in check, and consequently long-term bonds posted the best returns in the Treasury market.

Treasury inflation-protected securities (“TIPS”) also performed well, outpacing most of the nominal Treasury market (except for the longest-term bonds). Income from TIPS consists of two components – (1) the nominal interest rate, and (2) inflation adjustments to the principal value of the bond. The nominal yields of TIPS rose by more than the yields of ordinary Treasury securities during the reporting period, producing lower prices on TIPS. However, rising inflation led to increased demand for TIPS, and a higher inflation adjustment provided a boost to TIPS returns.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® LEHMAN AGGREGATE BOND FUND

Performance as of February 28, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/06			Inception to 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.53%	2.39%	2.74%	3.32%	3.44%	3.59%	8.30%	8.59%	8.98%

Total returns for the periods since inception are calculated from the inception date of the Fund (9/22/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

6	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Mortgage-Backed Securities	37.61%
U.S. Government Obligations	25.04
Financial	16.81
U.S. Government & Agency Obligations	8.16
Communications	2.37
Consumer Non-Cyclical	2.01
Foreign Government Obligations	1.35
Consumer Cyclical	1.25
Utilities	1.02
Energy	0.83
Technology	0.74
Basic Materials	0.54
Government	0.51
Industrial	0.50
Municipal Obligations	0.25
Short-Term and Other Net Assets	1.01

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
Federal National Mortgage Association, 5.50%, 03/01/36	5.50%
U.S. Treasury Notes, 6.00%, 08/15/09	5.24
U.S. Treasury Notes, 3.88%, 07/31/07	4.31
Federal Home Loan Mortgage Corp., 5.50%, 03/01/36	4.12
Federal National Mortgage Association, 6.00%, 03/01/36	4.11
U.S. Treasury Notes, 3.00%, 11/15/07	3.51
Federal Home Loan Mortgage Corp., 2.75%, 03/15/08	3.48
U.S. Treasury Bonds, 8.13%, 08/15/19	3.22
U.S. Treasury Bonds, 7.63%, 02/15/25	2.89
Federal National Mortgage Association, 4.63%, 01/15/08	2.88

TOTAL	39.26%

The iShares Lehman Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment-grade bond market, as defined by the Lehman Brothers U.S. Aggregate Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the one-year period ended February 28, 2006 (the “reporting period”), the Fund returned 2.53%, while the Index returned 2.74%.

Despite a challenging environment, U.S. bonds posted positive returns for the reporting period. One factor influencing bond market performance was the resiliency of the economic recovery. The U.S. economy grew by 3.5% in 2005, down from its 4.2% growth rate in 2004 but higher than the 3.1% average growth rate of the past 20 years. Job growth remained healthy — the economy added 2.1 million jobs during the reporting period, and the unemployment rate fell to its lowest level in more than four years. Retail sales also contributed to the economy’s growth, rising by 6.7% over the past year thanks in part to strong sales of gasoline and building materials.

Inflation also picked up during the reporting period, though the increase was driven largely by soaring energy prices. The consumer price index rose by 3.6% over the past year, up from 3% for the previous 12 months. Energy prices surged by 20%, but increasing industrial activity also contributed to higher prices as manufacturing capacity usage reached its highest level since September 2000.

In this environment, the Federal Reserve Board (the “Fed”) continued its series of short-term interest rate increases. The Fed raised its federal funds rate eight times during the reporting period, each time by a quarter-point. As a result, the federal funds rate rose from 2.5% to 4.5%, its highest level since May 2001. The Fed has now raised rates a total of 14 times in the past 20 months.

The Fed’s rate hikes pushed short-term bond yields higher, but longer-term yields were relatively stable. The perceived lack of a broad-based inflation threat kept longer-term yields in check, and consequently long-term bonds outperformed during the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

From a sector standpoint, every segment of the domestic bond market gained during the reporting period. Mortgage-backed securities posted the best results as long-term interest rates rose enough to keep a lid on mortgage refinancing activity, but not enough to have a significant negative impact on bond prices. Consequently, the returns of mortgage-backed securities derived largely from their relatively high yields, which contributed to their outperformance of the overall bond market.

Treasury and government agency securities produced returns that were in line with the overall bond market. Corporate bonds, which were the market leaders in 2003 and 2004, lagged during the reporting period as investors began to take profits, seeking more attractive values elsewhere in the fixed-income market.

8	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

Performance as of February 28, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/06			Inception to 2/28/06			Inception to 2/28/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.12%	1.14%	0.98%	6.01%	6.08%	5.98%	23.44%	23.75%	23.31%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/22/02). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

PORTFOLIO ALLOCATION As of 2/28/06
Sector	% of Net Assets
Financial	52.88%
Communications	15.76
Consumer Non-Cyclical	6.80
Consumer Cyclical	6.75
Energy	5.05
Basic Materials	4.00
Industrial	3.02
Technology	1.95
Utilities	1.94
Short-Term and Other Net Assets	1.85

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 2/28/06
Security	% of Net Assets
AT&T Wireless Services Inc., 8.13%, 05/01/12	1.18%
Sprint Capital Corp., 8.38%, 03/15/12	1.13
John Deere Capital Corp., 7.00%, 03/15/12	1.12
Weyerhaeuser Co., 7.38%, 03/15/32	1.10
General Electric Capital Corp., 5.00%, 01/08/16	1.05
United Technologies Corp., 4.38%, 05/01/10	1.04
Wells Fargo & Co., 4.20%, 01/15/10	1.04
BellSouth Corp., 6.55%, 06/15/34	1.04
TXU Energy Co., 7.00%, 03/15/13	1.04
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	1.04

TOTAL	10.78%

The iShares GS $ InvesTop™ Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment-grade corporate bond market, as defined by the GS $ InvesTop™ Index (the “Index”). The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the one-year period ended February 28, 2006 (the “reporting period”), the Fund returned 1.12%, while the Index returned 0.98%.

Despite a challenging environment, U.S. bonds posted positive returns for the reporting period. One factor influencing bond market performance was the resiliency of the economic recovery. The U.S. economy grew by 3.5% in 2005, down from its 4.2% growth rate in 2004 but higher than the 3.1% average growth rate of the past 20 years. Job growth remained healthy – the economy added 2.1 million jobs during the reporting period, and the unemployment rate fell to its lowest level in more than four years. Retail sales also contributed to the economy’s growth, rising by 6.7% over the past year thanks in part to strong sales of gasoline and building materials.

Inflation also picked up during the reporting period, though the increase was driven largely by soaring energy prices. The consumer price index rose by 3.6% over the past year, up from 3% for the previous 12 months. Energy prices surged by 20%, but increasing industrial activity also contributed to higher prices as manufacturing capacity usage reached its highest level since September 2000.

In this environment, the Federal Reserve Board (the “Fed”) continued its series of short-term interest rate increases. The Fed raised its federal funds rate eight times during the reporting period, each time by a quarter-point. As a result, the federal funds rate rose from 2.5% to 4.5%, its highest level since May 2001. The Fed has now raised rates a total of 14 times in the past 20 months.

The Fed’s rate hikes pushed short-term bond yields higher, but longer-term yields were relatively stable. The perceived lack of a broad-based inflation threat kept longer-term yields in check, and consequently long-term bonds outperformed during the reporting period.

Corporate bonds, which were the best performers in the domestic bond market in 2003 and 2004, lagged the rest of the market during the reporting period. Although the robust economic environment was favorable for corporate bonds, investors began to take profits in this sector, seeking more attractive values elsewhere in the fixed-income market.

Within the corporate sector, lower-quality bonds performed best, benefiting from a general improvement in credit quality and healthy investor demand for the higher yields offered by lower-rated securities.

10	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (September 1, 2005)	Ending Account Value (February 28, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (September 1, 2005 to February 28, 2006)
Lehman 1-3 Year Treasury
Actual	$ 1,000.00	$ 1,006.00	0.16%	$ 0.80
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.16	0.80
Lehman 7-10 Year Treasury
Actual	1,000.00	981.60	0.16	0.79
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.16	0.80
Lehman 20+ Year Treasury
Actual	1,000.00	976.20	0.16	0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.16	0.80
Lehman TIPS
Actual	1,000.00	998.40	0.21	1.04
Hypothetical (5% return before expenses)	1,000.00	1,023.75	0.21	1.05

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (September 1, 2005)	Ending Account Value (February 28, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (September 1, 2005 to February 28, 2006)
Lehman Aggregate
Actual	$ 1,000.00	$ 997.60	0.21%	$ 1.04
Hypothetical (5% return before expenses)	1,000.00	1,023.75	0.21	1.05
GS $ InvesTopTM Corporate
Actual	1,000.00	984.80	0.16	0.79
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.16	0.80

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

12	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February 28, 2006

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.82%
U.S. Treasury Notes
2.63%, 05/15/08	$142,242,000	$136,198,136
2.75%, 08/15/07[1]	406,002,000	394,617,700
3.00%, 11/15/07[1]	290,607,000	282,563,004
3.00%, 02/15/08[1]	305,679,000	296,147,941
3.13%, 05/15/07	407,415,000	399,678,181
3.13%, 09/15/08	107,388,000	103,452,229
3.13%, 10/15/08[1]	98,910,000	95,179,112
3.25%, 01/15/09[1]	51,810,000	49,869,714
3.38%, 12/15/08[1]	103,620,000	100,183,959
3.50%, 05/31/07	78,657,000	77,453,549
3.63%, 04/30/07	170,502,000	168,302,522
3.63%, 06/30/07	138,003,000	135,971,596
3.75%, 05/15/08[1]	442,740,000	434,341,209
4.00%, 09/30/07[1]	204,885,000	202,526,771
4.13%, 08/15/08[1]	236,442,000	233,741,837
4.25%, 10/31/07[1]	141,300,000	140,173,843
4.25%, 11/30/07	49,455,000	49,083,099
4.38%, 01/31/08	115,395,000	114,726,861
4.50%, 02/15/09	147,894,000	147,235,872
4.75%, 11/15/08	165,321,000	165,688,012

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,773,474,856)		3,727,135,147
SHORT-TERM INVESTMENTS – 48.45%
CERTIFICATES OF DEPOSIT[2] – 0.58%
Toronto-Dominion Bank
3.94%, 07/10/06	8,442,327	8,442,327
Wells Fargo Bank N.A.
4.78%, 12/05/06	13,507,723	13,507,723

		21,950,050
COMMERCIAL PAPER[2] – 1.66%
Amstel Funding Corp.
4.40%, 05/08/06	8,442,327	8,372,161
CC USA Inc.
4.23%, 04/21/06	5,065,396	5,035,042
Edison Asset Securitization LLC
4.37%, 05/08/06	8,442,327	8,372,640
Galaxy Funding Inc.
4.23%, 04/18/06	4,845,896	4,818,565
Grampian Funding LLC
4.41%, 05/15/06	8,442,327	8,364,763
Nordea North America Inc.
4.16%, 04/04/06	17,728,887	17,659,232
Sigma Finance Inc.
4.16%, 04/06/06	10,130,792	10,088,648

		62,711,051
MEDIUM-TERM NOTES[2] – 1.51%
Dorada Finance Inc.
3.93%, 07/07/06	5,234,243	5,234,059
K2 USA LLC
3.94%, 07/07/06	10,130,792	10,130,615
Marshall & Ilsley Bank
5.18%, 12/15/06	16,884,654	16,930,660
Toronto-Dominion Bank
3.81%, 06/20/06	21,105,818	21,106,444
US Bank N.A.
2.85%, 11/15/06	3,376,931	3,332,836

		56,734,614
REPURCHASE AGREEMENTS – 12.39%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $25,330,231 (collateralized by non-U.S. Government debt securities, value $27,905,213, 0.00% to 9.40%, 11/15/15 to 6/12/47).[2]	25,326,981	25,326,981
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $84,433,987 (collateralized by U.S. Government obligations, value $86,281,692, 3.69% to 10.00%, 5/1/09 to 1/1/36).[2]	84,423,270	84,423,270

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February 28, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $42,217,040 (collateralized by non-U.S. Government debt securities, value $44,393,361, 1.01%, 9/19/35).[2]	$42,211,635	$42,211,635
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $84,433,964 (collateralized by U.S. Government obligations, value $86,249,959, 4.50% to 7.50%, 9/1/09 to 11/1/35).[2]	84,423,270	84,423,270
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $84,434,315 (collateralized by non-U.S. Government debt securities, value $88,786,723, 0.00% to 10.00%, 8/15/07 to 2/1/16).[2]	84,423,270	84,423,270
Investors Bank & Trust Tri-Party Repurchase Agreement, 4.24%, due 3/1/06, maturity value $24,911,660 (collateralized by U.S. Government obligations, value $25,406,901, 6.13%, 8/15/07).	24,908,727	24,908,727
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $20,264,135 (collateralized by U.S. Government obligations, value $20,700,417, 3.99% to 5.51%, 7/1/32 to 2/1/36).[2]	20,261,585	20,261,585
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $16,886,840 (collateralized by non-U.S. Government debt securities, value $17,419,720, 0.00% to 7.88%, 5/15/08 to 1/15/16).[2]	16,884,654	16,884,654
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $84,434,081 (collateralized by non-U.S. Government debt securities, value $88,651,574, 0.00% to 7.16%, 3/1/06 to 3/25/35).[2]	84,423,270	84,423,270

		467,286,662
TIME DEPOSITS[2] – 3.27%
KBC Bank
4.57%, 03/01/06	33,769,308	33,769,308
Societe Generale
4.57%, 03/01/06	59,096,289	59,096,289
US Bank N.A.
4.45%, 03/01/06	30,383,428	30,383,428

		123,249,025
VARIABLE & FLOATING RATE NOTES[2] – 29.04%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[3]	47,445,878	47,453,419
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	39,678,937	39,678,701
American Express Centurion Bank
4.57%, 06/29/06	6,753,862	6,753,862
American Express Credit Corp.
4.67%, 02/05/07	5,065,396	5,069,453
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[3]	54,875,126	54,889,307
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[3]	10,975,025	10,975,025

14	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February 28, 2006

Security	Principal	Value
Bank of Ireland
4.54%, 03/20/07[3]	$16,884,654	$16,884,654
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[3]	21,781,204	21,780,769
BMW US Capital LLC
4.54%, 02/15/07[3]	16,884,654	16,884,654
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[3]	45,419,719	45,419,111
Commodore CDO Ltd.
4.56%, 12/12/06[3]	4,221,164	4,221,164
DEPFA Bank PLC
4.50%, 12/15/06	16,884,654	16,884,654
Dorada Finance Inc.
4.52%, 06/26/06[3]	4,221,164	4,221,029
Eli Lilly Services Inc.
4.54%, 09/01/06[3]	16,884,654	16,884,654
Fifth Third Bancorp.
4.55%, 01/23/07[3]	33,769,308	33,769,308
Five Finance Inc.
4.54%, 06/26/06[3]	3,376,931	3,376,822
General Electric Capital Corp.
4.67%, 03/09/07	7,598,094	7,603,814
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	4,221,164	4,221,164
Hartford Life Global Funding Trusts
4.56%, 02/15/07	16,884,654	16,884,654
HBOS Treasury Services PLC
4.57%, 01/24/07[3]	16,884,654	16,884,654
Holmes Financing PLC
4.54%, 12/15/06[3]	46,432,799	46,432,799
HSBC Bank USA N.A.
4.70%, 05/04/06	5,909,629	5,910,473
K2 USA LLC
4.53%, 06/02/06[3]	15,196,189	15,195,802
Leafs LLC
4.57%, 01/22/07 - 02/20/07[3]	17,690,390	17,690,390
Links Finance LLC
4.56%, 03/15/06[3]	13,507,723	13,507,790
Marshall & Ilsley Bank
4.55%, 02/15/07	9,286,560	9,286,560
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[3]	50,485,116	50,505,894
Mound Financing PLC
4.53%, 11/08/06[3]	33,769,308	33,769,308
Natexis Banques Populaires
4.55%, 03/15/07[3]	12,663,491	12,663,491
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[3]	45,588,566	45,590,144
Nordea Bank AB
4.55%, 02/09/07[3]	29,548,145	29,548,145
Northern Rock PLC
4.61%, 02/02/07[3]	20,261,585	20,262,219
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[3]	45,926,259	45,926,267
Pfizer Investment Capital PLC
4.53%, 02/15/07[3]	42,211,635	42,211,635
Principal Life Income Funding Trusts
4.70%, 05/10/06	12,663,491	12,663,576
Sedna Finance Inc.
4.54%, 09/20/06[3]	5,065,396	5,065,396
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[3]	18,741,966	18,741,621
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[3]	16,884,654	16,884,654
Societe Generale
4.54%, 03/02/07[3]	11,819,258	11,819,258
Strips III LLC
4.62%, 07/24/06[3]	4,356,171	4,356,171
SunTrust Bank
4.62%, 04/28/06	25,326,981	25,326,981
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[3]	37,652,779	37,650,969
Toyota Motor Credit Corp.
4.57%, 04/10/06	7,598,094	7,598,082
UniCredito Italiano SpA
4.43%, 06/14/06	21,950,050	21,947,811

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February	28, 2006

Security	Principal	Value
Union Hamilton Special Funding LLC
4.52%, 03/28/06[3]	$16,884,654	$16,884,654
US Bank N.A.
4.54%, 09/29/06	7,598,094	7,596,937
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	25,326,981	25,326,981
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[3]	32,224,326	32,224,326
Wells Fargo & Co.
4.56%, 03/15/07[3]	8,442,327	8,442,969
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[3]	8,442,327	8,441,886
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[3]	17,728,887	17,728,910
Winston Funding Ltd.
4.68%, 04/23/06[3]	12,055,643	12,055,643
World Savings Bank
4.52%, 03/09/06	25,326,981	25,326,951

		1,095,325,565

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,827,256,967)		1,827,256,967

TOTAL INVESTMENTS IN SECURITIES – 147.27% (Cost: $5,600,731,823)		5,554,392,114
Other Assets, Less Liabilities – (47.27)%		(1,782,712,979)

NET ASSETS – 100.00%		$3,771,679,135

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

16	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February 28, 2006

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.81%
U.S. Treasury Bonds
9.25%, 02/15/16	$56,800,000	$77,593,909
9.88%, 11/15/15[1]	11,360,000	15,984,201
11.25%, 02/15/15[1]	212,858,000	315,336,349
U.S. Treasury Notes
3.63%, 05/15/13[1]	93,010,000	87,558,684
4.13%, 05/15/15[1]	189,286,000	182,757,532
4.25%, 08/15/13[1]	120,700,000	117,958,898
4.25%, 11/15/13[1]	227,484,000	222,142,676
4.25%, 11/15/14[1]	57,652,000	56,178,991
4.75%, 05/15/14[1]	87,046,000	87,852,048

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $ 1,184,368,039)		1,163,363,288
SHORT-TERM INVESTMENTS – 45.80%
CERTIFICATES OF DEPOSIT[2] – 0.54%
Toronto-Dominion Bank
3.94%, 07/10/06	2,453,468	2,453,468
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,925,549	3,925,549

		6,379,017
COMMERCIAL PAPER[2] – 1.55%
Amstel Funding Corp.
4.40%, 05/08/06	2,453,468	2,433,077
CC USA Inc.
4.23%, 04/21/06	1,472,081	1,463,260
Edison Asset Securitization LLC
4.37%, 05/08/06	2,453,468	2,433,216
Galaxy Funding Inc.
4.23%, 04/18/06	1,408,291	1,400,348
Grampian Funding LLC
4.41%, 05/15/06	2,453,468	2,430,927
Nordea North America Inc.
4.16%, 04/04/06	5,152,284	5,132,041
Sigma Finance Inc.
4.16%, 04/06/06	2,944,162	2,931,914

		18,224,783
MEDIUM-TERM NOTES[2] – 1.40%
Dorada Finance Inc.
3.93%, 07/07/06	1,521,150	1,521,097
K2 USA LLC
3.94%, 07/07/06	2,944,162	2,944,110
Marshall & Ilsley Bank
5.18%, 12/15/06	4,906,937	4,920,307
Toronto-Dominion Bank
3.81%, 06/20/06	6,133,671	6,133,853
US Bank N.A.
2.85%, 11/15/06	981,387	968,573

		16,487,940
REPURCHASE AGREEMENTS – 12.23%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $7,361,350 (collateralized by non-U.S. Government debt securities, value $8,109,679, 0.00% to 9.40%, 11/15/15 to 6/12/47).[2]	7,360,405	7,360,405
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $24,537,799 (collateralized by U.S. Government obligations, value $25,074,770, 3.69% to 10.00%, 5/1/09 to 1/1/36).[2]	24,534,684	24,534,684
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $12,268,913 (collateralized by non-U.S. Government debt securities, value $12,901,385, 1.01%, 9/19/35).[2]	12,267,342	12,267,342

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February 28, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $24,537,792 (collateralized by U.S. Government obligations, value $25,065,548, 4.50% to 7.50%, 9/1/09 to 11/1/35).[2]	$24,534,684	$24,534,684
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $24,537,894 (collateralized by non-U.S. Government debt securities, value $25,802,770, 0.00% to 10.00%, 8/15/07 to 2/1/16).[2]	24,534,684	24,534,684
Investors Bank & Trust Tri-Party Repurchase Agreement, 4.24%, due 3/1/06, maturity value $15,417,623 (collateralized by U.S. Government obligations, value $15,724,124, 6.13%, 8/15/07).	15,415,808	15,415,808
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $5,889,065 (collateralized by U.S. Government obligations, value $6,015,855, 3.99% to 5.51%, 7/1/32 to 2/1/36).[2]	5,888,324	5,888,324
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $4,907,572 (collateralized by non-U.S. Government debt securities, value $5,062,435, 0.00% to 7.88%, 5/15/08 to 1/15/16).[2]	4,906,937	4,906,937
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $24,537,826 (collateralized by non-U.S. Government debt securities, value $25,763,493, 0.00% to 7.16%, 3/1/06 to 3/25/35).[2]	24,534,684	24,534,684

		143,977,552
TIME DEPOSITS[2] – 3.04%
KBC Bank
4.57%, 03/01/06	9,813,874	9,813,874
Societe Generale
4.57%, 03/01/06	17,174,279	17,174,279
US Bank N.A.
4.45%, 03/01/06	8,829,886	8,829,886

		35,818,039
VARIABLE & FLOATING RATE NOTES[2] – 27.04%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[3]	13,788,492	13,790,685
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	11,531,302	11,531,233
American Express Centurion Bank
4.57%, 06/29/06	1,962,775	1,962,775
American Express Credit Corp.
4.67%, 02/05/07	1,472,081	1,473,260
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[3]	15,947,545	15,951,666
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[3]	3,189,509	3,189,509
Bank of Ireland
4.54%, 03/20/07[3]	4,906,937	4,906,937
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[3]	6,329,948	6,329,822
BMW US Capital LLC
4.54%, 02/15/07[3]	4,906,937	4,906,937

18	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February 28, 2006

Security	Principal	Value
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[3]	$13,199,660	$13,199,482
Commodore CDO Ltd.
4.56%, 12/12/06[3]	1,226,734	1,226,734
DEPFA Bank PLC
4.50%, 12/15/06	4,906,937	4,906,937
Dorada Finance Inc.
4.52%, 06/26/06[3]	1,226,734	1,226,695
Eli Lilly Services Inc.
4.54%, 09/01/06[3]	4,906,937	4,906,937
Fifth Third Bancorp.
4.55%, 01/23/07[3]	9,813,874	9,813,874
Five Finance Inc.
4.54%, 06/26/06[3]	981,387	981,356
General Electric Capital Corp.
4.67%, 03/09/07	2,208,122	2,209,784
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	1,226,734	1,226,734
Hartford Life Global Funding Trusts
4.56%, 02/15/07	4,906,937	4,906,937
HBOS Treasury Services PLC
4.57%, 01/24/07[3]	4,906,937	4,906,937
Holmes Financing PLC
4.54%, 12/15/06[3]	13,494,076	13,494,076
HSBC Bank USA N.A.
4.70%, 05/04/06	1,717,428	1,717,673
K2 USA LLC
4.53%, 06/02/06[3]	4,416,243	4,416,131
Leafs LLC
4.57%, 01/22/07 - 02/20/07[3]	5,141,096	5,141,096
Links Finance LLC
4.56%, 03/15/06[3]	3,925,549	3,925,569
Marshall & Ilsley Bank
4.55%, 02/15/07	2,698,815	2,698,815
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[3]	14,671,741	14,677,779
Mound Financing PLC
4.53%, 11/08/06[3]	9,813,874	9,813,874
Natexis Banques Populaires
4.55%, 03/15/07[3]	3,680,203	3,680,203
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[3]	13,248,729	13,249,188
Nordea Bank AB
4.55%, 02/09/07[3]	8,587,139	8,587,139
Northern Rock PLC
4.61%, 02/02/07[3]	5,888,324	5,888,509
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[3]	13,346,868	13,346,871
Pfizer Investment Capital PLC
4.53%, 02/15/07[3]	12,267,342	12,267,342
Principal Life Income Funding Trusts
4.70%, 05/10/06	3,680,203	3,680,227
Sedna Finance Inc.
4.54%, 09/20/06[3]	1,472,081	1,472,081
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[3]	5,446,700	5,446,599
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[3]	4,906,937	4,906,937
Societe Generale
4.54%, 03/02/07[3]	3,434,856	3,434,856
Strips III LLC
4.62%, 07/24/06[3]	1,265,969	1,265,969
SunTrust Bank
4.62%, 04/28/06	7,360,405	7,360,405
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[3]	10,942,469	10,941,944
Toyota Motor Credit Corp.
4.57%, 04/10/06	2,208,122	2,208,118
UniCredito Italiano SpA
4.43%, 06/14/06	6,379,018	6,378,367
Union Hamilton Special Funding LLC
4.52%, 03/28/06[3]	4,906,937	4,906,937
US Bank N.A.
4.54%, 09/29/06	2,208,122	2,207,785
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	7,360,405	7,360,405
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[3]	9,364,878	9,364,878

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February	28, 2006

Security	Principal	Value
Wells Fargo & Co.
4.56%, 03/15/07[3]	$2,453,468	$2,453,655
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[3]	2,453,468	2,453,341
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[3]	5,152,284	5,152,291
Winston Funding Ltd.
4.68%, 04/23/06[3]	3,503,553	3,503,553
World Savings Bank
4.52%, 03/09/06	7,360,405	7,360,396

		318,318,240

TOTAL SHORT-TERM INVESTMENTS (Cost: $539,205,571)		539,205,571

TOTAL INVESTMENTS IN SECURITIES – 144.61% (Cost: $1,723,573,610)		1,702,568,859
Other Assets, Less Liabilities – (44.61)%		(525,189,713)

NET ASSETS – 100.00%		$1,177,379,146

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

20	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February 28, 2006

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.89%
U.S. Treasury Bonds
4.50%, 02/15/36	$73,910,000	$73,921,825
5.25%, 11/15/28[1]	43,225,000	46,772,044
5.25%, 02/15/29[1]	51,205,000	55,436,069
5.38%, 02/15/31[1]	97,470,000	108,598,142
5.50%, 08/15/28[1]	55,955,000	62,435,713
6.13%, 11/15/27	100,700,000	120,486,545
6.13%, 08/15/29[1]	58,425,000	70,597,843
6.25%, 05/15/30[1]	85,215,000	105,065,832
6.38%, 08/15/27	30,210,000	37,101,504
6.50%, 11/15/26[1]	52,250,000	64,745,066
6.63%, 02/15/27	45,885,000	57,722,873
6.75%, 08/15/26	43,985,000	55,848,631

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $882,409,147)		858,732,087
SHORT-TERM INVESTMENTS – 35.06%
CERTIFICATES OF DEPOSIT[2] – 0.41%
Toronto-Dominion Bank
3.94%, 07/10/06	1,369,194	1,369,194
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,190,711	2,190,711

		3,559,905
COMMERCIAL PAPER[2] – 1.17%
Amstel Funding Corp.
4.40%, 05/08/06	1,369,194	1,357,814
CC USA Inc.
4.23%, 04/21/06	821,517	816,594
Edison Asset Securitization LLC
4.37%, 05/08/06	1,369,194	1,357,892
Galaxy Funding Inc.
4.23%, 04/18/06	785,917	781,485
Grampian Funding LLC
4.41%, 05/15/06	1,369,194	1,356,615
Nordea North America Inc.
4.16%, 04/04/06	2,875,308	2,864,011
Sigma Finance Inc.
4.16%, 04/06/06	1,643,033	1,636,198

		10,170,609
MEDIUM-TERM NOTES[2] – 1.06%
Dorada Finance Inc.
3.93%, 07/07/06	848,900	848,871
K2 USA LLC
3.94%, 07/07/06	1,643,033	1,643,004
Marshall & Ilsley Bank
5.18%, 12/15/06	2,738,388	2,745,850
Toronto-Dominion Bank
3.81%, 06/20/06	3,422,985	3,423,087
US Bank N.A.
2.85%, 11/15/06	547,678	540,526

		9,201,338
REPURCHASE AGREEMENTS – 9.66%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $4,108,110 (collateralized by non-U.S. Government debt securities, value $4,525,726, 0.00% to 9.40%, 11/15/15 to 6/12/47).[2]	4,107,583	4,107,583
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value 13,693,680 (collateralized by U.S. Government obligations, value $13,993,345, 3.69% to 10.00%, 5/1/09 to 1/1/36).[2]	13,691,942	13,691,942
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $6,846,848 (collateralized by non-U.S. Government debt securities, value $7,199,808, 1.01%, 9/19/35).[2]	6,845,971	6,845,971

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February 28, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $13,693,676 (collateralized by U.S. Government obligations, value $13,988,198, 4.50% to 7.50%, 9/1/09 to 11/1/35).[2]	$13,691,942	$13,691,942
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $13,693,733 (collateralized by non-U.S. Government debt securities, value $14,399,616, 0.00% to 10.00%, 8/15/07 to 2/1/16).[2]	13,691,942	13,691,942
Investors Bank & Trust Tri-Party Repurchase Agreement, 4.24%, due 3/1/06, maturity value $12,149,201 (collateralized by U.S. Government obligations, value $12,390,726, 6.13%, 8/15/07).	12,147,771	12,147,771
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $3,286,479 (collateralized by U.S. Government obligations, value $3,357,237, 3.99% to 5.51%, 7/1/32 to 2/1/36).[2]	3,286,066	3,286,066
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $2,738,742 (collateralized by non-U.S. Government debt securities, value $2,825,167, 0.00% to 7.88%, 5/15/08 to 1/15/16).[2]	2,738,388	2,738,388
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $13,693,695 (collateralized by non-U.S. Government debt securities, value $14,377,697, 0.00% to 7.16%, 3/1/06 to 3/25/35).[2]	13,691,942	13,691,942

		83,893,547
TIME DEPOSITS[2] – 2.30%
KBC Bank
4.57%, 03/01/06	5,476,777	5,476,777
Societe Generale
4.57%, 03/01/06	9,584,359	9,584,359
US Bank N.A.
4.45%, 03/01/06	4,927,648	4,927,648

		19,988,784
VARIABLE & FLOATING RATE NOTES[2] – 20.46%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[3]	7,694,871	7,696,095
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	6,435,213	6,435,174
American Express Centurion Bank
4.57%, 06/29/06	1,095,355	1,095,355
American Express Credit Corp.
4.67%, 02/05/07	821,517	822,174
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[3]	8,899,762	8,902,062
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[3]	1,779,952	1,779,952
Bank of Ireland
4.54%, 03/20/07[3]	2,738,388	2,738,388
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[3]	3,532,521	3,532,451
BMW US Capital LLC
4.54%, 02/15/07[3]	2,738,388	2,738,388

22	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February 28, 2006

Security	Principal	Value
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[3]	$7,366,265	$7,366,165
Commodore CDO Ltd.
4.56%, 12/12/06[3]	684,597	684,597
DEPFA Bank PLC
4.50%, 12/15/06	2,738,388	2,738,388
Dorada Finance Inc.
4.52%, 06/26/06[3]	684,597	684,575
Eli Lilly Services Inc.
4.54%, 09/01/06[3]	2,738,388	2,738,388
Fifth Third Bancorp.
4.55%, 01/23/07[3]	5,476,777	5,476,777
Five Finance Inc.
4.54%, 06/26/06[3]	547,678	547,660
General Electric Capital Corp.
4.67%, 03/09/07	1,232,275	1,233,202
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	684,597	684,597
Hartford Life Global Funding Trusts
4.56%, 02/15/07	2,738,388	2,738,388
HBOS Treasury Services PLC
4.57%, 01/24/07[3]	2,738,388	2,738,388
Holmes Financing PLC
4.54%, 12/15/06[3]	7,530,568	7,530,568
HSBC Bank USA N.A.
4.70%, 05/04/06	958,436	958,573
K2 USA LLC
4.53%, 06/02/06[3]	2,464,550	2,464,487
Leafs LLC
4.57%, 01/22/07 - 02/20/07[3]	2,869,064	2,869,065
Links Finance LLC
4.56%, 03/15/06[3]	2,190,711	2,190,722
Marshall & Ilsley Bank
4.55%, 02/15/07	1,506,114	1,506,114
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[3]	8,187,781	8,191,152
Mound Financing PLC
4.53%, 11/08/06[3]	5,476,777	5,476,777
Natexis Banques Populaires
4.55%, 03/15/07[3]	2,053,791	2,053,791
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[3]	7,393,649	7,393,904
Nordea Bank AB
4.55%, 02/09/07[3]	4,792,180	4,792,180
Northern Rock PLC
4.61%, 02/02/07[3]	3,286,066	3,286,169
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[3]	7,448,416	7,448,417
Pfizer Investment Capital PLC
4.53%, 02/15/07[3]	6,845,971	6,845,971
Principal Life Income Funding Trusts
4.70%, 05/10/06	2,053,791	2,053,805
Sedna Finance Inc.
4.54%, 09/20/06[3]	821,517	821,517
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[3]	3,039,611	3,039,556
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[3]	2,738,388	2,738,388
Societe Generale
4.54%, 03/02/07[3]	1,916,872	1,916,872
Strips III LLC
4.62%, 07/24/06[3]	706,493	706,493
SunTrust Bank
4.62%, 04/28/06	4,107,583	4,107,583
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[3]	6,106,606	6,106,314
Toyota Motor Credit Corp.
4.57%, 04/10/06	1,232,275	1,232,273
UniCredito Italiano SpA
4.43%, 06/14/06	3,559,905	3,559,542
Union Hamilton Special Funding LLC
4.52%, 03/28/06[3]	2,738,388	2,738,388
US Bank N.A.
4.54%, 09/29/06	1,232,275	1,232,087
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	4,107,583	4,107,582
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[3]	5,226,208	5,226,209

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February	28, 2006

Security	Principal	Value
Wells Fargo & Co.
4.56%, 03/15/07[3]	$1,369,194	$1,369,298
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[3]	1,369,194	1,369,122
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[3]	2,875,308	2,875,311
Winston Funding Ltd.
4.68%, 04/23/06[3]	1,955,209	1,955,209
World Savings Bank
4.52%, 03/09/06	4,107,583	4,107,578

		177,642,181

TOTAL SHORT-TERM INVESTMENTS (Cost: $304,456,364)		304,456,364

TOTAL INVESTMENTS IN SECURITIES – 133.95% (Cost: $1,186,865,511)		1,163,188,451
Other Assets, Less Liabilities – (33.95)%		(294,786,764)

NET ASSETS – 100.00%		$868,401,687

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

24	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN TIPS BOND FUND

February 28, 2006

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.49%
U.S. Treasury Inflation Index Bonds
0.88%, 04/15/10	$313,054,129	$300,168,821
1.63%, 01/15/15[1]	216,255,692	209,802,622
1.88%, 07/15/13	236,899,084	235,311,859
1.88%, 07/15/15	192,345,754	190,481,923
2.00%, 01/15/14	240,727,196	240,895,705
2.00%, 07/15/14[1]	220,167,482	220,425,077
2.00%, 01/15/16	100,882,640	100,913,914
2.00%, 01/15/26	111,703,962	112,409,931
2.38%, 01/15/25	286,695,552	304,880,651
3.00%, 07/15/12[1]	252,396,338	268,292,259
3.38%, 01/15/12[1]	73,355,434	79,247,343
3.38%, 04/15/32[1]	58,159,063	76,946,185
3.50%, 01/15/11	133,754,988	143,640,819
3.63%, 01/15/08	203,706,448	210,931,915
3.63%, 04/15/28	193,620,022	253,115,582
3.88%, 01/15/09	185,037,410	195,821,390
3.88%, 04/15/29	228,425,683	312,230,498
4.25%, 01/15/10[1]	130,952,807	142,615,464

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,603,144,890)		3,598,131,958
SHORT-TERM INVESTMENTS – 13.74%
CERTIFICATES OF DEPOSIT[2] – 0.17%
Toronto-Dominion Bank
3.94%, 07/10/06	2,316,623	2,316,623
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,706,597	3,706,597

		6,023,220
COMMERCIAL PAPER[2] – 0.48%
Amstel Funding Corp.
4.40%, 05/08/06	2,316,623	2,297,371
CC USA Inc.
4.23%, 04/21/06	1,389,974	1,381,644
Edison Asset Securitization LLC
4.37%, 05/08/06	2,316,623	2,297,501
Galaxy Funding Inc.
4.23%, 04/18/06	1,329,742	1,322,242
Grampian Funding LLC
4.41%, 05/15/06	2,316,623	2,295,339
Nordea North America Inc.
4.16%, 04/04/06	4,864,909	4,845,795
Sigma Finance Inc.
4.16%, 04/06/06	2,779,948	2,768,383

		17,208,275

MEDIUM-TERM NOTES[2] – 0.43%
Dorada Finance Inc.
3.93%, 07/07/06	1,436,306	1,436,256
K2 USA LLC
3.94%, 07/07/06	2,779,948	2,779,899
Marshall & Ilsley Bank
5.18%, 12/15/06	4,633,246	4,645,871
Toronto-Dominion Bank
3.81%, 06/20/06	5,791,558	5,791,730
US Bank N.A.
2.85%, 11/15/06	926,649	914,549

		15,568,305
REPURCHASE AGREEMENTS – 3.42%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $6,950,761 (collateralized by non-U.S. Government debt securities, value $7,657,351, 0.00% to 9.40%, 11/15/15 to 6/12/47).[2]	6,949,869	6,949,869
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $23,169,172 (collateralized by U.S. Government obligations, value $23,676,193, 3.69% to 10.00%, 5/1/09 to 1/1/36).[2]	23,166,231	23,166,231

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® LEHMAN TIPS BOND FUND

February 28, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $11,584,599 (collateralized by non-U.S. Government debt securities, value $12,181,794, 1.01%, 9/19/35).[2]	$11,583,116	$11,583,116
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $23,169,165 (collateralized by U.S. Government obligations, value $23,667,485, 4.50% to 7.50%, 9/1/09 to 11/1/35).[2]	23,166,231	23,166,231
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $23,169,262 (collateralized by non-U.S. Government debt securities, value $24,363,588, 0.00% to 10.00%, 8/15/07 to 2/1/16).[2]	23,166,231	23,166,231
Investors Bank & Trust Tri-Party Repurchase Agreement, 4.24%, due 3/1/06, maturity value $2,489,578 (collateralized by U.S. Government obligations, value $2,539,070, 6.13%, 8/15/07).	2,489,285	2,489,285
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $5,560,596 (collateralized by U.S. Government obligations, value $5,680,314, 3.99% to 5.51%, 7/1/32 to 2/1/36).[2]	5,559,896	5,559,896
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $4,633,846 (collateralized by non-U.S. Government debt securities, value $4,780,072, 0.00% to 7.88%, 5/15/08 to 1/15/16).[2]	4,633,246	4,633,246
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $23,169,198 (collateralized by non-U.S. Government debt securities, value $24,326,502, 0.00% to 7.16%, 3/1/06 to 3/25/35).[2]	23,166,231	23,166,231

		123,880,336
TIME DEPOSITS[2] – 0.93%
KBC Bank
4.57%, 03/01/06	9,266,493	9,266,493
Societe Generale
4.57%, 03/01/06	16,216,362	16,216,362
US Bank N.A.
4.45%, 03/01/06	8,337,388	8,337,388

		33,820,243
VARIABLE & FLOATING RATE NOTES[2] – 8.31%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[3]	13,019,422	13,021,492
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	10,888,129	10,888,065
American Express Centurion Bank
4.57%, 06/29/06	1,853,299	1,853,299
American Express Credit Corp.
4.67%, 02/05/07	1,389,974	1,391,087
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[3]	15,058,050	15,061,942

26	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN TIPS BOND FUND

February 28, 2006

Security	Principal	Value
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[3]	$3,011,610	$3,011,610
Bank of Ireland
4.54%, 03/20/07[3]	4,633,246	4,633,246
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[3]	5,976,888	5,976,768
BMW US Capital LLC
4.54%, 02/15/07[3]	4,633,246	4,633,246
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[3]	12,463,433	12,463,266
Commodore CDO Ltd.
4.56%, 12/12/06[3]	1,158,312	1,158,312
DEPFA Bank PLC
4.50%, 12/15/06	4,633,246	4,633,246
Dorada Finance Inc.
4.52%, 06/26/06[3]	1,158,312	1,158,275
Eli Lilly Services Inc.
4.54%, 09/01/06[3]	4,633,246	4,633,246
Fifth Third Bancorp.
4.55%, 01/23/07[3]	9,266,493	9,266,493
Five Finance Inc.
4.54%, 06/26/06[3]	926,649	926,619
General Electric Capital Corp.
4.67%, 03/09/07	2,084,961	2,086,530
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	1,158,312	1,158,312
Hartford Life Global Funding Trusts
4.56%, 02/15/07	4,633,246	4,633,246
HBOS Treasury Services PLC
4.57%, 01/24/07[3]	4,633,246	4,633,246
Holmes Financing PLC
4.54%, 12/15/06[3]	12,741,427	12,741,427
HSBC Bank USA N.A.
4.70%, 05/04/06	1,621,636	1,621,868
K2 USA LLC
4.53%, 06/02/06[3]	4,169,922	4,169,815
Leafs LLC
4.57%, 01/22/07 - 02/20/07[3]	4,854,345	4,854,345
Links Finance LLC
4.56%, 03/15/06[3]	3,706,597	3,706,615
Marshall & Ilsley Bank
4.55%, 02/15/07	2,548,285	2,548,285
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[3]	13,853,406	13,859,108
Mound Financing PLC
4.53%, 11/08/06[3]	9,266,493	9,266,493
Natexis Banques Populaires
4.55%, 03/15/07[3]	3,474,935	3,474,935
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[3]	12,509,765	12,510,198
Nordea Bank AB
4.55%, 02/09/07[3]	8,108,181	8,108,181
Northern Rock PLC
4.61%, 02/02/07[3]	5,559,896	5,560,070
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[3]	12,602,430	12,602,433
Pfizer Investment Capital PLC
4.53%, 02/15/07[3]	11,583,116	11,583,116
Principal Life Income Funding Trusts
4.70%, 05/10/06	3,474,935	3,474,958
Sedna Finance Inc.
4.54%, 09/20/06[3]	1,389,974	1,389,974
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[3]	5,142,903	5,142,809
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[3]	4,633,246	4,633,246
Societe Generale
4.54%, 03/02/07[3]	3,243,272	3,243,272
Strips III LLC
4.62%, 07/24/06[3]	1,195,358	1,195,358
SunTrust Bank
4.62%, 04/28/06	6,949,869	6,949,869
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[3]	10,332,139	10,331,643

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® LEHMAN TIPS BOND FUND

February	28, 2006

Security	Principal	Value
Toyota Motor Credit Corp.
4.57%, 04/10/06	$2,084,961	$2,084,957
UniCredito Italiano SpA
4.43%, 06/14/06	6,023,220	6,022,606
Union Hamilton Special Funding LLC
4.52%, 03/28/06[3]	4,633,246	4,633,246
US Bank N.A.
4.54%, 09/29/06	2,084,961	2,084,643
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	6,949,869	6,949,869
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[3]	8,842,541	8,842,541
Wells Fargo & Co.
4.56%, 03/15/07[3]	2,316,623	2,316,799
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[3]	2,316,623	2,316,502
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[3]	4,864,909	4,864,915
Winston Funding Ltd.
4.68%, 04/23/06[3]	3,308,138	3,308,138
World Savings Bank
4.52%, 03/09/06	6,949,869	6,949,861

		300,563,641

TOTAL SHORT-TERM INVESTMENTS (Cost: $497,064,020)		497,064,020

TOTAL INVESTMENTS IN SECURITIES – 113.23% (Cost: $4,100,208,910)		4,095,195,978
Other Assets, Less Liabilities – (13.23)%		(478,528,610)

NET ASSETS – 100.00%		$3,616,667,368

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

28	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2006

Security	Principal	Value
CORPORATE BONDS & NOTES – 26.07%
AEROSPACE & DEFENSE – 0.24%
United Technologies Corp.
4.38%, 05/01/10	$7,850,000	$7,638,101

		7,638,101
AUTO MANUFACTURERS – 0.75%
DaimlerChrysler N.A. Holding Corp.
3.88%, 07/22/08	7,850,000	7,625,083
4.05%, 06/04/08	7,850,000	7,620,183
7.30%, 01/15/12	7,850,000	8,410,104

		23,655,370
BANKS – 3.89%
Bank of America Corp.
4.50%, 08/01/10	15,700,000	15,306,436
4.88%, 01/15/13	7,850,000	7,719,245
Bank One Corp.
2.63%, 06/30/08	15,700,000	14,851,468
International Bank for Reconstruction & Development
4.13%, 08/12/09[1]	23,550,000	23,107,027
KFW
4.25%, 06/15/10	15,700,000	15,308,155
US Bank N.A.
4.95%, 10/30/14	7,850,000	7,673,851
Wachovia Corp.
3.50%, 08/15/08	15,700,000	15,115,597
5.25%, 08/01/14	7,850,000	7,773,434
Washington Mutual Inc.
4.00%, 01/15/09	7,850,000	7,598,845
Wells Fargo & Co.
5.00%, 11/15/14	7,850,000	7,705,605

		122,159,663
BEVERAGES – 0.25%
Diageo Finance BV
5.30%, 10/28/15	7,850,000	7,793,840

		7,793,840
BIOTECHNOLOGY – 0.24%
Amgen Inc.
4.00%, 11/18/09	7,850,000	7,547,693

		7,547,693
COMMERCIAL SERVICES – 0.28%
Cendant Corp.
7.38%, 01/15/13	7,850,000	8,670,390

		8,670,390
COMPUTERS – 0.49%
Hewlett-Packard Co.
5.50%, 07/01/07	7,850,000	7,896,142
International Business Machines Corp.
4.25%, 09/15/09	7,850,000	7,643,530

		15,539,672
DIVERSIFIED FINANCIAL SERVICES – 11.45%
American Express Co.
4.88%, 07/15/13	15,700,000	15,366,419
American General Finance Corp.
5.38%, 10/01/12	15,700,000	15,643,699
Bear Stearns Companies Inc. (The)
2.88%, 07/02/08	15,700,000	14,925,245
Boeing Capital Corp.
5.80%, 01/15/13	7,850,000	8,130,174
CIT Group Inc.
7.38%, 04/02/07	15,700,000	16,057,937
Citigroup Inc.
3.50%, 02/01/08	15,700,000	15,245,557
6.00%, 02/21/12	15,700,000	16,357,894
Countrywide Home Loans Inc.
3.25%, 05/21/08	7,850,000	7,522,278
Credit Suisse First Boston USA Inc.
7.13%, 07/15/32	7,850,000	9,450,590
General Electric Capital Corp.
3.50%, 05/01/08	7,850,000	7,596,170
5.88%, 02/15/12	15,700,000	16,256,674
6.75%, 03/15/32	7,850,000	9,198,364
Goldman Sachs Group Inc.
3.88%, 01/15/09	15,700,000	15,158,142
5.00%, 10/01/14	7,850,000	7,612,639
Household Finance Corp.
4.63%, 01/15/08	7,850,000	7,779,272
6.38%, 11/27/12	15,700,000	16,558,051
International Lease Finance Corp.
5.63%, 06/01/07	15,700,000	15,781,595

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2006

Security	Principal	Value
John Deere Capital Corp.
7.00%, 03/15/12	$7,850,000	$8,559,238
JP Morgan Chase & Co.
5.75%, 01/02/13	7,850,000	8,042,961
Lehman Brothers Inc.
4.00%, 01/22/08	23,550,000	23,090,452
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	15,700,000	15,249,055
5.00%, 01/15/15	7,850,000	7,654,738
Morgan Stanley
5.05%, 01/21/11	7,850,000	7,770,436
5.30%, 03/01/13	7,850,000	7,807,005
National Rural Utilities
7.25%, 03/01/12	15,700,000	17,260,280
Residential Capital Corp.
6.38%, 06/30/10	7,850,000	7,935,985
SLM Corp.
5.38%, 05/15/14	15,700,000	15,626,689
Sprint Capital Corp.
8.38%, 03/15/12	7,850,000	9,006,973
Unilever Capital Corp.
5.90%, 11/15/32	7,850,000	8,117,111
Verizon Global Funding Corp.
7.75%, 12/01/30	7,850,000	9,166,329

		359,927,952
ELECTRIC – 1.02%
Dominion Resources Inc.
5.15%, 07/15/15	7,850,000	7,542,061
Duke Capital LLC
6.25%, 02/15/13	7,850,000	8,165,559
Pacific Gas & Electric Co.
6.05%, 03/01/34	7,850,000	8,085,951
Progress Energy Inc.
7.10%, 03/01/11	7,850,000	8,392,363

		32,185,934
FOOD – 0.24%
Kraft Foods Inc.
4.00%, 10/01/08	7,850,000	7,604,138

		7,604,138
FOREST PRODUCTS & PAPER – 0.28%
Weyerhaeuser Co.
7.38%, 03/15/32	7,850,000	8,812,689

		8,812,689
HEALTH CARE – SERVICES – 0.24%
UnitedHealth Group Inc.
4.88%, 03/15/15	7,850,000	7,604,452

		7,604,452
INSURANCE – 0.74%
Allstate Corp. (The)
5.55%, 05/09/35	7,850,000	7,714,627
Genworth Financial Inc.
5.75%, 06/15/14	7,850,000	8,028,300
Metlife Inc.
5.00%, 06/15/15	7,850,000	7,614,002

		23,356,929
MANUFACTURING – 0.26%
Tyco International Group SA
6.38%, 10/15/11	7,850,000	8,146,753

		8,146,753
MEDIA – 0.79%
AOL Time Warner Inc.
6.15%, 05/01/07	7,850,000	7,915,703
7.70%, 05/01/32	7,850,000	9,025,370
News America Inc.
6.20%, 12/15/34	7,850,000	7,734,177

		24,675,250
MINING – 0.26%
Alcoa Inc.
6.00%, 01/15/12	7,850,000	8,137,643

		8,137,643
MULTI-NATIONAL – 0.49%
European Investment Bank
4.63%, 05/15/14[1]	15,700,000	15,467,377

		15,467,377
OIL & GAS – 0.57%
ConocoPhillips
5.90%, 10/15/32	7,850,000	8,341,660
Valero Energy Corp.
7.50%, 04/15/32	7,850,000	9,510,818

		17,852,478

30	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

Security	Principal	Value
PHARMACEUTICALS – 0.76%
Amerisourcebergen Corp.
5.88%, 09/15/15[2]	$7,850,000	$7,912,454
Bristol-Myers Squibb Co.
5.75%, 10/01/11	7,850,000	7,999,178
Wyeth
5.50%, 02/01/14	7,850,000	7,897,129

		23,808,761
REAL ESTATE – 0.24%
EOP Operating LP
4.75%, 03/15/14	7,850,000	7,395,950

		7,395,950
RETAIL – 0.50%
Target Corp.
5.88%, 03/01/12	7,850,000	8,167,257
Wal-Mart Stores Inc.
4.55%, 05/01/13	7,850,000	7,604,471

		15,771,728
SOFTWARE – 0.25%
Oracle Corp.
5.25%, 01/15/16[2]	7,850,000	7,692,686

		7,692,686
TELECOMMUNICATIONS – 1.29%
AT&T Wireless Services Inc.
7.88%, 03/01/11	15,700,000	17,396,971
BellSouth Corp.
6.00%, 11/15/34	7,850,000	7,721,541
SBC Communications Inc.
5.88%, 02/01/12	7,850,000	8,042,279
Telecom Italia Capital SA
4.00%, 01/15/10	7,850,000	7,417,572

		40,578,363
TELEPHONE – 0.29%
AT&T Broadband Corp.
8.38%, 03/15/13	7,850,000	9,001,917

		9,001,917
UTILITIES – 0.26%
TXU Energy Co.
7.00%, 03/15/13	7,850,000	8,311,213

		8,311,213

TOTAL CORPORATE BONDS & NOTES (Cost: $834,139,884)		819,336,942
FOREIGN GOVERNMENT BONDS & NOTES[7] – 1.86%
Italy (Republic of)
6.00%, 02/22/11	7,850,000	8,174,115
Ontario (Province of)
5.50%, 10/01/08	7,850,000	7,958,461
Quebec (Province of)
7.50%, 09/15/29	7,850,000	10,270,733
United Mexican States
4.63%, 10/08/08[1]	15,700,000	15,527,300
6.38%, 01/16/13	15,700,000	16,539,950

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $58,742,034)		58,470,559
MUNICIPAL DEBT OBLIGATIONS – 0.25%
ILLINOIS – 0.25%
Illinois State, General Obligations
5.10%, 06/01/33	7,850,000	7,702,106

		7,702,106

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $7,613,892)		7,702,106
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 70.81%
MORTGAGE-BACKED SECURITIES – 34.72%
Federal Home Loan Mortgage Corp.
4.50%, 03/01/36[3]	41,134,000	39,822,854
5.00%, 03/01/21[3]	48,042,000	47,396,412
5.00%, 03/01/36[3]	78,814,000	76,351,063
5.50%, 03/01/21[3]	55,892,000	56,084,157
5.50%, 03/01/36[3]	130,624,000	129,481,040
6.00%, 03/01/36[3]	88,862,000	89,695,081
Federal National Mortgage Association
4.50%, 03/01/21[3]	41,134,000	39,951,398
5.00%, 03/01/21[3]	73,162,000	72,178,849
5.00%, 03/01/36[3]	86,664,000	84,172,410
5.50%, 03/01/21[3]	42,704,000	42,890,830
5.50%, 03/01/36[3]	174,584,000	172,947,275
6.00%, 03/01/36[3]	128,112,000	129,272,951

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2006

Security	Principal	Value
Government National Mortgage Association
5.00%, 03/01/36[3]	$45,530,000	$44,804,343
5.50%, 03/01/36[3]	41,134,000	41,224,001
6.00%, 03/01/36[3]	24,492,000	24,974,199

		1,091,246,863
U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.04%
Federal Home Loan Mortgage Corp.
2.75%, 03/15/08	113,982,000	109,252,613
4.50%, 01/15/13[1]	64,370,000	62,702,984
6.25%, 07/15/32[1]	12,560,000	14,982,838
Federal National Mortgage Association
4.63%, 01/15/08	91,060,000	90,591,596
5.00%, 04/15/15[1]	20,410,000	20,598,633
7.25%, 01/15/10	45,216,000	48,865,876

		346,994,540
U.S. GOVERNMENT OBLIGATIONS – 25.05%
U.S. Treasury Bonds
6.25%, 05/15/30[1]	27,946,000	34,456,020
7.50%, 11/15/16	18,840,000	23,332,963
7.63%, 02/15/25[1]	66,568,000	90,887,291
8.13%, 08/15/19[1]	75,674,000	101,279,816
U.S. Treasury Notes
3.00%, 11/15/07[1]	113,354,000	110,216,364
3.50%, 02/15/10[1]	73,476,000	70,450,261
3.88%, 07/31/07[1]	137,218,000	135,572,760
4.75%, 05/15/14[1]	55,578,000	56,092,654
6.00%, 08/15/09[1]	157,942,000	164,730,342

		787,018,471
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $2,233,558,122)		2,225,259,874
SHORT-TERM INVESTMENTS – 51.21%
CERTIFICATES OF DEPOSIT[4] – 0.20%
Toronto-Dominion Bank
3.94%, 07/10/06	2,396,169	2,396,169
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,833,871	3,833,871

		6,230,040

Security	Shares or Principal	Value
COMMERCIAL PAPER[4] – 0.57%
Amstel Funding Corp.
4.40%, 05/08/06	$2,396,169	$2,376,250
CC USA Inc.
4.23%, 04/21/06	1,437,702	1,429,086
Edison Asset Securitization LLC
4.37%, 05/08/06	2,396,169	2,376,390
Galaxy Funding Inc.
4.23%, 04/18/06	1,375,401	1,367,644
Grampian Funding LLC
4.41%, 05/15/06	2,396,169	2,374,155
Nordea North America Inc.
4.16%, 04/04/06	5,031,956	5,012,186
Sigma Finance Inc.
4.16%, 04/06/06	2,875,403	2,863,441

		17,799,152
MEDIUM-TERM NOTES[4] – 0.51%
Dorada Finance Inc.
3.93%, 07/07/06	1,485,625	1,485,573
K2 USA LLC
3.94%, 07/07/06	2,875,403	2,875,353
Marshall & Ilsley Bank
5.18%, 12/15/06	4,792,339	4,805,397
Toronto-Dominion Bank
3.81%, 06/20/06	5,990,423	5,990,601
US Bank N.A.
2.85%, 11/15/06	958,468	945,952

		16,102,876
MONEY MARKET FUNDS – 32.20%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.48%[5,6]	1,011,835,588	1,011,835,588

		1,011,835,588
REPURCHASE AGREEMENTS – 6.73%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $7,189,431 (collateralized by non-U.S. Government debt securities, value $7,920,283, 0.00% to 9.40%, 11/15/15 to 6/12/47).[4]	$7,188,508	7,188,508

32	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $23,964,735 (collateralized by U.S. Government obligations, value $24,489,166, 3.69% to 10.00%, 5/1/09 to 1/1/36).[4]	$23,961,693	$23,961,693
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $11,982,381 (collateralized by non-U.S. Government debt securities, value $12,600,082, 1.01%, 9/19/35).[4]	11,980,847	11,980,847
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $23,964,728 (collateralized by U.S. Government obligations, value $24,480,159, 4.50% to 7.50%, 9/1/09 to 11/1/35).[4]	23,961,693	23,961,693
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $23,964,828 (collateralized by non-U.S. Government debt securities, value $25,200,164, 0.00% to 10.00%, 8/15/07 to 2/1/16).[4]	23,961,693	23,961,693
Investors Bank & Trust Tri-Party Repurchase Agreement, 4.24%, due 3/1/06, maturity value $85,983,845 (collateralized by U.S. Government obligations, value $87,693,194, 2.75% to 6.13%, 8/15/07).	85,973,720	85,973,720
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $5,751,530 (collateralized by U.S. Government obligations, value $5,875,359, 3.99% to 5.51%, 7/1/32 to 2/1/36).[4]	5,750,806	5,750,806
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $4,792,959 (collateralized by non-U.S. Government debt securities, value $4,944,206, 0.00% to 7.88%, 5/15/08 to 1/15/16).[4]	4,792,339	4,792,339
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $23,964,761 (collateralized by non-U.S. Government debt securities, value $25,161,805, 0.00% to 7.16%, 3/1/06 to 3/25/35).[4]	23,961,693	23,961,693

		211,532,992
TIME DEPOSITS[4] – 1.11%
KBC Bank
4.57%, 03/01/06	9,584,677	9,584,677
Societe Generale
4.57%, 03/01/06	16,773,185	16,773,185
US Bank N.A.
4.45%, 03/01/06	8,623,670	8,623,670

		34,981,532
VARIABLE & FLOATING RATE NOTES[4] – 9.89%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[2]	13,466,472	13,468,612
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	11,261,996	11,261,929

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2006

Security	Principal	Value
American Express Centurion Bank
4.57%, 06/29/06	$1,916,935	$1,916,935
American Express Credit Corp.
4.67%, 02/05/07	1,437,702	1,438,853
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[2]	15,575,101	15,579,126
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[2]	3,115,020	3,115,020
Bank of Ireland
4.54%, 03/20/07[2]	4,792,339	4,792,339
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[2]	6,182,117	6,181,993
BMW US Capital LLC
4.54%, 02/15/07[2]	4,792,339	4,792,339
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[2]	12,891,391	12,891,218
Commodore CDO Ltd.
4.56%, 12/12/06[2]	1,198,085	1,198,085
DEPFA Bank PLC
4.50%, 12/15/06	4,792,339	4,792,339
Dorada Finance Inc.
4.52%, 06/26/06[2]	1,198,085	1,198,046
Eli Lilly Services Inc.
4.54%, 09/01/06[2]	4,792,339	4,792,339
Fifth Third Bancorp.
4.55%, 01/23/07[2]	9,584,677	9,584,677
Five Finance Inc.
4.54%, 06/26/06[2]	958,468	958,437
General Electric Capital Corp.
4.67%, 03/09/07	2,156,552	2,158,175
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	1,198,085	1,198,085
Hartford Life Global Funding Trusts
4.56%, 02/15/07	4,792,339	4,792,339
HBOS Treasury Services PLC
4.57%, 01/24/07[2]	4,792,339	4,792,339
Holmes Financing PLC
4.54%, 12/15/06[2]	13,178,931	13,178,931
HSBC Bank USA N.A.
4.70%, 05/04/06	1,677,319	1,677,558
K2 USA LLC
4.53%, 06/02/06[2]	4,313,105	4,312,995
Leafs LLC
4.57%, 01/22/07 - 02/20/07[2]	5,021,029	5,021,029
Links Finance LLC
4.56%, 03/15/06[2]	3,833,871	3,833,890
Marshall & Ilsley Bank
4.55%, 02/15/07	2,635,786	2,635,786
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[2]	14,329,093	14,334,990
Mound Financing PLC
4.53%, 11/08/06[2]	9,584,677	9,584,677
Natexis Banques Populaires
4.55%, 03/15/07[2]	3,594,254	3,594,254
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[2]	12,939,314	12,939,763
Nordea Bank AB
4.55%, 02/09/07[2]	8,386,593	8,386,593
Northern Rock PLC
4.61%, 02/02/07[2]	5,750,806	5,750,986
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[2]	13,035,161	13,035,164
Pfizer Investment Capital PLC
4.53%, 02/15/07[2]	11,980,847	11,980,847
Principal Life Income Funding Trusts
4.70%, 05/10/06	3,594,254	3,594,278
Sedna Finance Inc.
4.54%, 09/20/06[2]	1,437,702	1,437,702
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[2]	5,319,496	5,319,398
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[2]	4,792,339	4,792,339
Societe Generale
4.54%, 03/02/07[2]	3,354,637	3,354,637

34	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February	28, 2006

Security	Principal	Value
Strips III LLC
4.62%, 07/24/06[2]	$1,236,404	$1,236,404
SunTrust Bank
4.62%, 04/28/06	7,188,508	7,188,508
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[2]	10,686,915	10,686,403
Toyota Motor Credit Corp.
4.57%, 04/10/06	2,156,552	2,156,549
UniCredito Italiano SpA
4.43%, 06/14/06	6,230,040	6,229,405
Union Hamilton Special Funding LLC
4.52%, 03/28/06[2]	4,792,339	4,792,339
US Bank N.A.
4.54%, 09/29/06	2,156,552	2,156,224
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	7,188,508	7,188,508
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[2]	9,146,168	9,146,168
Wells Fargo & Co.
4.56%, 03/15/07[2]	2,396,169	2,396,351
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[2]	2,396,169	2,396,045
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[2]	5,031,956	5,031,963
Winston Funding Ltd.
4.68%, 04/23/06[2]	3,421,730	3,421,730
World Savings Bank
4.52%, 03/09/06	7,188,508	7,188,499

		310,884,138

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,609,366,318)		1,609,366,318

TOTAL INVESTMENTS IN SECURITIES – 150.20% (Cost: $4,743,420,250)		4,720,135,799
Other Assets, Less Liabilities – (50.20)%		(1,577,591,339)

NET ASSETS – 100.00%		$3,142,544,460

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	To-be-announced (TBA). See Note 1.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Investments are denominated in U.S. dollars.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments

iSHARES® GS $ INVESTOPTM CORPORATE BOND FUND

February 28, 2006

Security	Principal	Value
CORPORATE BONDS & NOTES – 98.15%

AEROSPACE & DEFENSE – 3.02%
United Technologies Corp.
4.38%, 05/01/10	$25,760,000	$25,089,725
4.88%, 05/01/15	23,520,000	22,975,277
5.40%, 05/01/35	24,640,000	24,466,533

		72,531,535
AUTO MANUFACTURERS – 1.97%
DaimlerChrysler N.A. Holding Corp.
4.88%, 06/15/10	23,520,000	22,885,313
6.50%, 11/15/13	23,520,000	24,356,371

		47,241,684
BANKS – 11.80%
BAC Capital Trust VI
5.63%, 03/08/35	24,640,000	24,300,091
Bank of America Corp.
4.50%, 08/01/10	24,640,000	24,023,630
4.75%, 08/01/15	25,760,000	24,858,271
Fifth Third Bancorp
4.20%, 02/23/10	23,520,000	22,767,125
HSBC Bank USA Inc.
5.88%, 11/01/34	23,520,000	23,968,762
US Bancorp
4.50%, 07/29/10	23,520,000	22,903,423
US Bank N.A.
4.95%, 10/30/14	23,520,000	22,976,570
Wachovia Corp.
4.38%, 06/01/10	23,520,000	22,851,326
5.25%, 08/01/14	23,520,000	23,298,442
5.50%, 08/01/35	23,520,000	22,809,226
Wells Fargo & Co.
4.20%, 01/15/10	25,760,000	24,935,036
Wells Fargo Bank N.A.
4.75%, 02/09/15	24,640,000	23,710,086

		283,401,988
BIOTECHNOLOGY – 0.99%
Amgen Inc.
4.00%, 11/18/09	24,640,000	23,752,837

		23,752,837
CHEMICALS – 0.94%
E.I. Du Pont de Nemours and Co.
4.13%, 04/30/10[1]	23,520,000	22,579,788

		22,579,788
COMPUTERS – 0.96%
International Business Machines Corp.
4.75%, 11/29/12	23,520,000	23,106,989

		23,106,989
COSMETICS & PERSONAL CARE – 2.00%
Procter & Gamble Co.
4.95%, 08/15/14	23,520,000	23,233,644
5.80%, 08/15/34	23,520,000	24,755,506

		47,989,150
DIVERSIFIED FINANCIAL SERVICES – 31.46%
American Express Credit Corp.
5.00%, 12/02/10	23,520,000	23,356,654
American General Finance Corp.
5.40%, 12/01/15	23,520,000	23,281,154
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	23,520,000	22,917,653
5.30%, 10/30/15	23,520,000	23,308,202
Capital One Financial Corp.
5.50%, 06/01/15	23,520,000	23,274,804
Caterpillar Financial Services Corp.
4.50%, 06/15/09	23,520,000	23,085,938
CIT Group Inc.
4.25%, 02/01/10	24,640,000	23,750,989
5.40%, 01/30/16	23,520,000	23,234,938
Citigroup Inc.
5.00%, 09/15/14	24,640,000	24,112,581
5.13%, 02/14/11	23,520,000	23,458,378
5.85%, 12/11/34	23,520,000	24,446,453
Countrywide Home Loans Inc.
4.00%, 03/22/11	24,640,000	23,067,352
Credit Suisse First Boston USA Inc.
4.88%, 08/15/10	23,520,000	23,200,834
4.88%, 01/15/15	23,520,000	22,681,630
General Electric Capital Corp.
5.00%, 11/15/11	23,520,000	23,300,676
5.00%, 01/08/16	25,760,000	25,248,664

36	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GS $ INVESTOPTM CORPORATE BOND FUND

February 28, 2006

Security	Principal	Value
HSBC Finance Corp.
5.25%, 01/14/11	$23,520,000	$23,458,613
5.50%, 01/19/16	23,520,000	23,394,521
International Lease Finance Corp.
5.00%, 04/15/10	23,520,000	23,216,357
John Deere Capital Corp.
7.00%, 03/15/12	24,640,000	26,851,194
JP Morgan Chase & Co.
4.50%, 01/15/12	23,520,000	22,590,254
5.13%, 09/15/14	23,520,000	23,136,977
JP Morgan Chase Capital XV
5.88%, 03/15/35	24,640,000	24,375,366
Lehman Brothers Holdings Inc.
4.25%, 01/27/10	23,520,000	22,737,725
Merrill Lynch & Co. Inc.
4.25%, 02/08/10	23,520,000	22,732,433
5.00%, 01/15/15	23,520,000	22,959,518
Morgan Stanley
5.05%, 01/21/11	23,520,000	23,277,509
5.38%, 10/15/15	23,520,000	23,353,243
National Rural Utilities
5.75%, 08/28/09	23,520,000	23,931,835
Residential Capital Corp.
6.38%, 06/30/10	23,520,000	23,880,444
SLM Corp.
4.50%, 07/26/10	23,520,000	22,807,344
Sprint Capital Corp.
8.38%, 03/15/12	23,520,000	27,024,245

		755,454,478
ELECTRIC – 1.94%
Dominion Resources Inc.
5.15%, 07/15/15	23,520,000	22,524,516
5.95%, 06/15/35	24,640,000	23,978,662

		46,503,178
FOOD – 0.94%
Kraft Foods Inc.
4.13%, 11/12/09	23,520,000	22,629,062

		22,629,062
FOREST PRODUCTS & PAPER – 3.06%
International Paper Co.
4.00%, 04/01/10	23,520,000	22,200,881
Weyerhaeuser Co.
6.75%, 03/15/12	23,520,000	24,857,347
7.38%, 03/15/32	23,520,000	26,446,358

		73,504,586
HOUSEHOLD PRODUCTS & WARES – 0.94%
Clorox Co. (The)
4.20%, 01/15/10	23,520,000	22,664,695

		22,664,695
INSURANCE – 3.84%
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	23,520,000	22,715,263
4.85%, 01/15/15	23,520,000	22,858,382
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	24,640,000	24,314,998
5.75%, 09/15/15	22,400,000	22,415,792

		92,304,435
LODGING – 0.98%
Harrah’s Operating Co. Inc.
5.50%, 07/01/10	23,520,000	23,495,657

		23,495,657
MEDIA – 5.70%
Comcast Corp.
4.95%, 06/15/16	24,640,000	23,070,802
5.45%, 11/15/10	23,520,000	23,484,132
5.65%, 06/15/35	23,520,000	21,545,614
COX Communications Inc.
4.63%, 01/15/10	23,520,000	22,711,265
5.45%, 12/15/14	23,520,000	22,801,934
News America Inc.
6.20%, 12/15/34	23,520,000	23,330,311

		136,944,058
OIL & GAS – 0.96%
ConocoPhillips
4.75%, 10/15/12	23,520,000	23,106,636

		23,106,636
OIL & GAS SERVICES – 0.99%
Halliburton Co.
5.50%, 10/15/10	23,520,000	23,809,649

		23,809,649

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® GS $ INVESTOPTM CORPORATE BOND FUND

February 28, 2006

Security	Principal	Value
PHARMACEUTICALS – 1.93%
Merck & Co. Inc.
4.75%, 03/01/15	$23,520,000	$22,555,210
Wyeth
5.50%, 02/15/16	23,520,000	23,680,524

		46,235,734
PIPELINES – 2.06%
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	25,760,000	24,873,470
5.80%, 03/15/35	25,760,000	24,586,117

		49,459,587
REAL ESTATE – 1.86%
EOP Operating LP
4.65%, 10/01/10	23,520,000	22,667,165
4.75%, 03/15/14	23,520,000	22,039,063

		44,706,228
REAL ESTATE INVESTMENT TRUSTS – 0.99%
iStar Financial Inc.
5.15%, 03/01/12	24,640,000	23,751,851

		23,751,851
RETAIL – 3.80%
Home Depot Inc.
3.75%, 09/15/09	23,520,000	22,556,150
Wal-Mart Stores Inc.
4.13%, 02/15/11	23,520,000	22,557,209
4.50%, 07/01/15	23,520,000	22,332,122
5.25%, 09/01/35	24,640,000	23,800,269

		91,245,750
SAVINGS & LOANS – 2.93%
Washington Mutual Inc.
4.20%, 01/15/10	24,640,000	23,717,232
5.13%, 01/15/15	23,520,000	22,801,817
World Savings Bank
4.13%, 12/15/09	24,640,000	23,736,328

		70,255,377
SOFTWARE – 0.99%
First Data Corp.
4.50%, 06/15/10	24,640,000	23,877,885

		23,877,885
TELECOMMUNICATIONS – 10.06%
AT&T Wireless Services Inc.
8.13%, 05/01/12	24,640,000	28,250,006
BellSouth Corp.
4.20%, 09/15/09	24,640,000	23,849,795
5.20%, 09/15/14	23,520,000	23,234,467
6.55%, 06/15/34	23,520,000	24,918,852
SBC Communications Inc.
4.13%, 09/15/09	23,520,000	22,665,283
5.10%, 09/15/14	24,640,000	23,985,192
6.45%, 06/15/34	23,520,000	24,296,983
Verizon Communications
5.35%, 02/15/11	23,520,000	23,524,351
Verizon Global Funding Corp.
4.90%, 09/15/15	24,640,000	23,520,482
5.85%, 09/15/35	24,640,000	23,401,224

		241,646,635

UTILITIES – 1.04%
TXU Energy Co.
7.00%, 03/15/13	23,520,000	24,894,862

		24,894,862

TOTAL CORPORATE BONDS & NOTES (Cost: $2,403,619,560)		2,357,094,314
SHORT-TERM INVESTMENTS – 0.44%
CERTIFICATES OF DEPOSIT[2] – 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	7,940	7,940
Wells Fargo Bank N.A.
4.78%, 12/05/06	12,703	12,703

		20,643
COMMERCIAL PAPER[2] – 0.00%
Amstel Funding Corp.
4.40%, 05/08/06	7,940	7,875
CC USA Inc.
4.23%, 04/21/06	4,764	4,735
Edison Asset Securitization LLC
4.37%, 05/08/06	7,940	7,874
Galaxy Funding Inc.
4.23%, 04/18/06	4,557	4,532

38	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GS $ INVESTOPTM CORPORATE BOND FUND

February 28, 2006

Security	Principal	Value
Grampian Funding LLC
4.41%, 05/15/06	$7,940	$7,867
Nordea North America Inc.
4.16%, 04/04/06	16,673	16,607
Sigma Finance Inc.
4.16%, 04/06/06	9,527	9,488

		58,978
MEDIUM-TERM NOTES[2] – 0.00%
Dorada Finance Inc.
3.93%, 07/07/06	4,922	4,922
K2 USA LLC
3.94%, 07/07/06	9,527	9,527
Marshall & Ilsley Bank
5.18%, 12/15/06	15,879	15,922
Toronto-Dominion Bank
3.81%, 06/20/06	19,849	19,849
US Bank N.A.
2.85%, 11/15/06	3,176	3,134

		53,354
REPURCHASE AGREEMENTS – 0.39%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.62%, due 3/1/06, maturity value $23,822 (collateralized by non-U.S. Government debt securities, value $26,243, 0.00% to 9.40%, 11/15/15 to 6/12/47).[2]	23,819	23,819
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.57%, due 3/1/06, maturity value $79,405 (collateralized by U.S. Government obligations, value $81,143, 3.69% to 10.00%, 5/1/09 to 1/1/36).[2]	79,395	79,395
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.61%, due 3/1/06, maturity value $39,703 (collateralized by non-U.S. Government debt securities, value $41,749, 1.01%, 9/19/35).[2]	39,698	39,698
Goldman Sachs Group Inc. Repurchase Agreement, 4.56%, due 3/1/06, maturity value $79,405 (collateralized by U.S. Government obligations, value $81,113, 4.50% to 7.50%, 9/1/09 to 11/1/35).[2]	79,395	79,395
Goldman Sachs Group Inc. Repurchase Agreement, 4.71%, due 3/1/06, maturity value $79,405 (collateralized by non-U.S. Government debt securities, value $83,499, 0.00% to 10.00%, 8/15/07 to 2/1/16).[2]	79,395	79,395
Investors Bank & Trust Tri-Party Repurchase Agreement, 4.24%, due 3/1/06, maturity value $8,830,894 (collateralized by U.S. Government obligations, value $9,006,451, 6.13%, 8/15/07).	8,829,854	8,829,854
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.53%, due 3/1/06, maturity value $19,057 (collateralized by U.S. Government obligations, value $19,467, 3.99% to 5.51%, 7/1/32 to 2/1/36).[2]	19,055	19,055

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® GS $ INVESTOPTM CORPORATE BOND FUND

February 28, 2006

Security	Principal	Value
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.66%, due 3/1/06, maturity value $15,881 (collateralized by non-U.S. Government debt securities, value $16,382, 0.00% to 7.88%, 5/15/08 to 1/15/16).[2]	$15,879	$15,879
Morgan Stanley Repurchase Agreement, 4.61%, due 3/1/06, maturity value $79,405 (collateralized by non-U.S. Government debt securities, value $83,371, 0.00% to 7.16%, 3/1/06 to 3/25/35).[2]	79,395	79,395

		9,245,885
TIME DEPOSITS[2] – 0.01%
KBC Bank
4.57%, 03/01/06	31,758	31,758
Societe Generale
4.57%, 03/01/06	55,577	55,576
US Bank N.A.
4.45%, 03/01/06	28,574	28,574

		115,908
VARIABLE & FLOATING RATE NOTES[2] – 0.04%
Allstate Life Global Funding II
4.57% - 4.63%, 02/08/07 - 03/27/07[3]	44,620	44,627
American Express Bank
4.53% - 4.57%, 06/29/06 - 10/25/06	37,316	37,315
American Express Centurion Bank
4.57%, 06/29/06	6,352	6,352
American Express Credit Corp.
4.67%, 02/05/07	4,764	4,768
ASIF Global Financing
4.75% - 4.95%, 05/30/06 - 08/11/06[3]	51,607	51,620
Australia & New Zealand Banking Group Ltd.
4.55%, 02/23/07[3]	10,321	10,321
Bank of Ireland
4.54%, 03/20/07[3]	15,879	15,879
Beta Finance Inc.
4.53% - 4.54%, 04/25/06 - 05/25/06[3]	20,484	20,483
BMW US Capital LLC
4.54%, 02/15/07[3]	15,879	15,879
CC USA Inc.
4.52% - 4.56%, 03/23/06 - 07/14/06[3]	42,715	42,715
Commodore CDO Ltd.
4.56%, 12/12/06[3]	3,970	3,970
DEPFA Bank PLC
4.50%, 12/15/06	15,879	15,879
Dorada Finance Inc.
4.52%, 06/26/06[3]	3,970	3,970
Eli Lilly Services Inc.
4.54%, 09/01/06[3]	15,879	15,879
Fifth Third Bancorp.
4.55%, 01/23/07[3]	31,758	31,758
Five Finance Inc.
4.54%, 06/26/06[3]	3,176	3,176
General Electric Capital Corp.
4.67%, 03/09/07	7,146	7,151
Greenwich Capital Holdings Inc.
4.53%, 03/02/06	3,970	3,970
Hartford Life Global Funding Trusts
4.56%, 02/15/07	15,879	15,879
HBOS Treasury Services PLC
4.57%, 01/24/07[3]	15,879	15,879
Holmes Financing PLC
4.54%, 12/15/06[3]	43,667	43,667
HSBC Bank USA N.A.
4.70%, 05/04/06	5,558	5,558
K2 USA LLC
4.53%, 06/02/06[3]	14,291	14,291
Leafs LLC
4.57%, 01/22/07 - 02/20/07[3]	16,637	16,637

40	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GS $ INVESTOPTM CORPORATE BOND FUND

February 28, 2006

Security	Principal	Value
Links Finance LLC
4.56%, 03/15/06[3]	$12,703	$12,703
Marshall & Ilsley Bank
4.55%, 02/15/07	8,733	8,733
Metropolitan Life Global Funding I
4.56% - 4.96%, 08/28/06 - 03/06/07[3]	47,478	47,497
Mound Financing PLC
4.53%, 11/08/06[3]	31,758	31,758
Natexis Banques Populaires
4.55%, 03/15/07[3]	11,909	11,909
Nationwide Building Society
4.58% - 4.60%, 01/05/07 - 01/26/07[3]	42,873	42,875
Nordea Bank AB
4.55%, 02/09/07[3]	27,788	27,788
Northern Rock PLC
4.61%, 02/02/07[3]	19,055	19,055
Permanent Financing PLC
4.53%, 03/10/06 - 06/12/06[3]	43,191	43,190
Pfizer Investment Capital PLC
4.53%, 02/15/07[3]	39,698	39,698
Principal Life Income Funding Trusts
4.70%, 05/10/06	11,909	11,909
Sedna Finance Inc.
4.54%, 09/20/06[3]	4,764	4,764
Sigma Finance Inc.
4.53% - 4.55%, 03/20/06 - 08/15/06[3]	17,626	17,625
Skandinaviska Enskilda Bank NY
4.56%, 03/19/07[3]	15,879	15,879
Societe Generale
4.54%, 03/02/07[3]	11,115	11,115
Strips III LLC
4.62%, 07/24/06[3]	4,097	4,097
SunTrust Bank
4.62%, 04/28/06	23,819	23,818
Tango Finance Corp.
4.53% - 4.54%, 05/25/06 - 09/27/06[3]	35,410	35,409
Toyota Motor Credit Corp.
4.57%, 04/10/06	7,146	7,146
UniCredito Italiano SpA
4.43%, 06/14/06	20,643	20,641
Union Hamilton Special Funding LLC
4.52%, 03/28/06[3]	15,879	15,879
US Bank N.A.
4.54%, 09/29/06	7,146	7,144
Variable Funding Capital Corp.
4.52%, 03/09/06 - 03/13/06	23,819	23,819
Wachovia Asset Securitization Inc.
4.57%, 03/26/06[3]	30,305	30,305
Wells Fargo & Co.
4.56%, 03/15/07[3]	7,940	7,940
WhistleJacket Capital Ltd.
4.53% - 4.56%, 06/22/06 - 07/28/06[3]	7,940	7,939
White Pine Finance LLC
4.53% - 4.57%, 03/27/06 - 06/20/06[3]	16,673	16,672
Winston Funding Ltd.
4.68%, 04/23/06[3]	11,338	11,338
World Savings Bank
4.52%, 03/09/06	23,819	23,818

		1,030,086

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,524,854)		10,524,854

TOTAL INVESTMENTS IN SECURITIES – 98.59% (Cost: $2,414,144,414)		2,367,619,168
Other Assets, Less Liabilities – 1.41%		33,759,163

NET ASSETS – 100.00%		$2,401,378,331

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	41

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2006

	iShares Lehman					iShares GS
	1-3 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	Aggregate Bond Fund	$ InvesTop TM Corporate Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$5,600,731,823	$1,723,573,610	$1,186,865,511	$4,100,208,910	$3,731,584,662	$2,414,144,414

Affiliated issuers[a]	$—	$—	$—	$—	$1,011,835,588	$—

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$5,087,105,452	$1,558,591,307	$1,079,294,904	$3,971,315,642	$3,496,767,219	$2,358,373,283
Affiliated issuers[a]	—	—	—	—	1,011,835,588	—
Repurchase agreements	467,286,662	143,977,552	83,893,547	123,880,336	211,532,992	9,245,885
Receivables:
Investment securities sold	551,306,733	109,053,439	74,789,212	521,337	163,725,743	190,178,274
Interest	29,861,855	9,764,014	6,084,987	16,054,031	25,667,999	32,557,947
Capital shares sold	—	326,335	1,264,950	11,256	—	—

Total Assets	6,135,560,702	1,821,712,647	1,245,327,600	4,111,782,602	4,909,529,541	2,590,355,389

LIABILITIES
Payables:
Investment securities purchased	561,023,208	120,410,994	84,526,652	—	1,254,959,196	187,006,772
Collateral for securities on loan (Note 5)	1,802,348,240	523,789,763	292,308,593	494,574,735	511,557,010	1,695,000
Investment advisory fees (Note 2)	510,119	132,744	90,668	540,499	468,875	275,286

Total Liabilities	2,363,881,567	644,333,501	376,925,913	495,115,234	1,766,985,081	188,977,058

NET ASSETS	$3,771,679,135	$1,177,379,146	$868,401,687	$3,616,667,368	$3,142,544,460	$2,401,378,331

Net assets consist of:
Paid-in capital	$3,846,692,555	$1,222,168,757	$896,514,153	$3,635,837,840	$3,185,272,194	$2,465,010,008
Undistributed net investment income	13,151,817	3,442,121	1,918,236	22	11,805,975	10,224,878
Accumulated net realized loss	(41,825,528)	(27,226,981)	(6,353,642)	(14,157,562)	(31,249,258)	(27,331,309)
Net unrealized depreciation	(46,339,709)	(21,004,751)	(23,677,060)	(5,012,932)	(23,284,451)	(46,525,246)

NET ASSETS	$3,771,679,135	$1,177,379,146	$868,401,687	$3,616,667,368	$3,142,544,460	$2,401,378,331

Shares outstanding	47,100,000	14,200,000	9,500,000	35,200,000	31,400,000	22,400,000

Net asset value per share	$80.08	$82.91	$91.41	$102.75	$100.08	$107.20

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $1,774,156,639, $516,343,496, $289,063,456, $486,843,816, $502,782,385 and $1,654,483, respectively. See Note 5.

See notes to the financial statements.

42	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2006

	iShares Lehman					iShares GS
	1-3 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	Aggregate Bond Fund	$ InvesTop TM Corporate Bond Fund
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$139,118,651	$42,327,398	$34,542,010	$119,768,309 [a]	$65,523,952	$120,726,162
Interest from affiliated issuers[b]	—	—	—	—	26,761,754	—
Securities lending income[c]	2,151,938	848,393	509,241	314,035	538,948	64,468

Total investment income	141,270,589	43,175,791	35,051,251	120,082,344	92,824,654	120,790,630

EXPENSES
Investment advisory fees (Note 2)	6,037,175	1,551,259	1,148,825	5,549,043	4,530,914	3,696,766
Proxy fees	156,020	36,156	33,532	95,659	71,032	106,266

Total expenses	6,193,195	1,587,415	1,182,357	5,644,702	4,601,946	3,803,032

Net investment income	135,077,394	41,588,376	33,868,894	114,437,642	88,222,708	116,987,598

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(32,225,055)	(20,393,261)	(4,578,751)	(8,748,769)	(19,021,880)	(22,414,745)
In-kind redemptions	(5,831,639)	5,186,124	24,536,231	6,667,288	—	893,305

Net realized gain (loss)	(38,056,694)	(15,207,137)	19,957,480	(2,081,481)	(19,021,880)	(21,521,440)

Net change in unrealized appreciation (depreciation)	(17,012,252)	(10,010,704)	(7,015,936)	(33,098,547)	(17,014,253)	(68,444,863)

Net realized and unrealized gain (loss)	(55,068,946)	(25,217,841)	12,941,544	(35,180,028)	(36,036,133)	(89,966,303)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,008,448	$16,370,535	$46,810,438	$79,257,614	$52,186,575	$27,021,295

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Lehman 1-3 Year Treasury Bond Fund		iShares Lehman 7-10 Year Treasury Bond Fund		iShares Lehman 20+ Year Treasury Bond Fund
	Year ended February 28, 2006	Year ended February 28, 2005	Year ended February 28, 2006	Year ended February 28, 2005	Year ended February 28, 2006	Year ended February 28, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$135,077,394	$41,760,061	$41,588,376	$22,213,487	$33,868,894	$19,343,756
Net realized gain (loss)	(38,056,694)	(11,595,859)	(15,207,137)	(6,032,253)	19,957,480	29,452,107
Net change in unrealized appreciation (depreciation)	(17,012,252)	(36,788,143)	(10,010,704)	(10,353,511)	(7,015,936)	(6,727,298)

Net increase (decrease) in net assets resulting from operations	80,008,448	(6,623,941)	16,370,535	5,827,723	46,810,438	42,068,565

Undistributed net investment income included in the price of capital shares issued or redeemed	1,050,000	961,000	937,000	515,000	59,000	909,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(126,416,707)	(39,084,864)	(39,810,668)	(21,322,522)	(33,869,183)	(18,496,162)

Total distributions to shareholders	(126,416,707)	(39,084,864)	(39,810,668)	(21,322,522)	(33,869,183)	(18,496,162)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,851,837,622	1,560,418,824	1,283,399,993	1,299,910,453	5,619,523,008	4,355,114,374
Cost of shares redeemed	(1,764,161,262)	(334,745,805)	(850,617,249)	(717,116,614)	(5,512,144,004)	(3,897,269,213)

Net increase in net assets from capital share transactions	1,087,676,360	1,225,673,019	432,782,744	582,793,839	107,379,004	457,845,161

INCREASE IN NET ASSETS	1,042,318,101	1,180,925,214	410,279,611	567,814,040	120,379,259	482,326,564
NET ASSETS:
Beginning of year	2,729,361,034	1,548,435,820	767,099,535	199,285,495	748,022,428	265,695,864

End of year	$3,771,679,135	$2,729,361,034	$1,177,379,146	$767,099,535	$868,401,687	$748,022,428

Undistributed net investment income included in net assets at end of year	$13,151,817	$4,716,845	$3,442,121	$2,103,154	$1,918,236	$1,918,525

SHARES ISSUED AND REDEEMED:
Shares sold	35,400,000	19,100,000	15,200,000	15,300,000	61,200,000	50,000,000
Shares redeemed	(22,000,000)	(4,100,000)	(10,100,000)	(8,500,000)	(60,000,000)	(44,700,000)

Net increase in shares outstanding	13,400,000	15,000,000	5,100,000	6,800,000	1,200,000	5,300,000

See notes to the financial statements.

44	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman TIPS Bond Fund		iShares Lehman Aggregate Bond Fund		iShares GS $ InvesTopTM Corporate Bond Fund
	Year ended February 28, 2006	Year ended February 28, 2005	Year ended February 28, 2006	Year ended February 28, 2005	Year ended February 28, 2006	Year ended February 28, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$114,437,642	$43,305,547	$88,222,708	$20,552,387	$116,987,598	$117,048,586
Net realized gain (loss)	(2,081,481)	(3,740,914)	(19,021,880)	6,108,089	(21,521,440)	23,961,255
Net change in unrealized appreciation (depreciation)	(33,098,547)	13,777,982	(17,014,253)	(10,290,150)	(68,444,863)	(63,578,079)

Net increase in net assets resulting from operations	79,257,614	53,342,615	52,186,575	16,370,326	27,021,295	77,431,762

Undistributed net investment income included in the price of capital shares issued or redeemed	5,719,000	3,084,000	—	—	559,000	352,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(142,905,626)	(43,145,685)	(91,986,737)	(24,078,772)	(116,439,147)	(116,525,219)
Return of capital	(1,298,777)	(3,958,248)	—	—	—	—

Total distributions to shareholders	(144,204,403)	(47,103,933)	(91,986,737)	(24,078,772)	(116,439,147)	(116,525,219)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,186,814,185	1,471,422,838	1,890,527,411	1,010,969,235	1,252,423,816	1,238,269,496
Cost of shares redeemed	(517,005,928)	(63,329,690)	—	(62,243,193)	(1,317,104,628)	(1,137,051,506)

Net increase (decrease) in net assets from capital share transactions	1,669,808,257	1,408,093,148	1,890,527,411	948,726,042	(64,680,812)	101,217,990

INCREASE (DECREASE) IN NET ASSETS	1,610,580,468	1,417,415,830	1,850,727,249	941,017,596	(153,539,664)	62,476,533
NET ASSETS:
Beginning of year	2,006,086,900	588,671,070	1,291,817,211	350,799,615	2,554,917,995	2,492,441,462

End of year	$3,616,667,368	$2,006,086,900	$3,142,544,460	$1,291,817,211	$2,401,378,331	$2,554,917,995

Undistributed net investment income included in net assets at end of year	$22	$—	$11,805,975	$4,363,674	$10,224,878	$10,056,582

SHARES ISSUED AND REDEEMED:
Shares sold	21,100,000	14,100,000	18,700,000	9,900,000	11,400,000	11,100,000
Shares redeemed	(5,000,000)	(600,000)	—	(600,000)	(12,000,000)	(10,200,000)

Net increase (decrease) in shares outstanding	16,100,000	13,500,000	18,700,000	9,300,000	(600,000)	900,000

See notes to the financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 1-3 Year Treasury Bond Fund
	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$80.99	$82.80	$82.40	$81.01

Income from investment operations:
Net investment income	2.66	1.66	1.31	0.84
Net realized and unrealized gain (loss)	(1.05)	(1.84)	0.40	1.32

Total from investment operations	1.61	(0.18)	1.71	2.16

Less distributions from:
Net investment income	(2.52)	(1.63)	(1.31)	(0.77)

Total distributions	(2.52)	(1.63)	(1.31)	(0.77)

Net asset value, end of period	$80.08	$80.99	$82.80	$82.40

Total return	2.01%	(0.21)%	2.11%	2.66%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,771,679	$2,729,361	$1,548,436	$922,908
Ratio of expenses to average net assets[c]	0.15%[d]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[c]	3.36%	2.11%	1.63%	1.80%
Portfolio turnover rate[e]	83%	106%	21%	44%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

46	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 7-10 Year Treasury Bond Fund
	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$84.30	$86.65	$87.10	$82.13

Income from investment operations:
Net investment income	3.29	2.88	3.43	1.99
Net realized and unrealized gain (loss)	(1.43)	(2.05)	(0.68)	5.04

Total from investment operations	1.86	0.83	2.75	7.03

Less distributions from:
Net investment income	(3.25)	(3.18)	(3.20)	(1.68)
Net realized gain	—	—	—	(0.38)[b]

Total distributions	(3.25)	(3.18)	(3.20)	(2.06)

Net asset value, end of period	$82.91	$84.30	$86.65	$87.10

Total return	2.21%	1.06%	3.26%	8.64%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,177,379	$767,100	$199,285	$444,194
Ratio of expenses to average net assets[d]	0.15%[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	4.02%	3.75%	3.59%	3.79%
Portfolio turnover rate[f]	94%	121%	74%	54%

[a]	Commencement of operations.
[b]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 20+ Year Treasury Bond Fund
	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$90.12	$88.57	$90.52	$82.69

Income from investment operations:
Net investment income	4.12	4.00	4.35	2.79
Net realized and unrealized gain (loss)	1.32	1.68	(1.72)	7.29

Total from investment operations	5.44	5.68	2.63	10.08

Less distributions from:
Net investment income	(4.15)	(4.13)	(4.58)	(2.20)
Net realized gain	—	—	—	(0.05)[b]

Total distributions	(4.15)	(4.13)	(4.58)	(2.25)

Net asset value, end of period	$91.41	$90.12	$88.57	$90.52

Total return	6.12%	6.72%	3.11%	12.31%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$868,402	$748,022	$265,696	$316,828
Ratio of expenses to average net assets[d]	0.15%[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	4.42%	4.71%	4.84%	4.92%
Portfolio turnover rate[f]	25%	18%	31%	7%

[a]	Commencement of operations.
[b]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

48	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman TIPS Bond Fund
	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Period from Dec. 4, 2003[a] to Feb. 29, 2004
Net asset value, beginning of period	$105.03	$105.12	$100.92

Income from investment operations:
Net investment income (loss)[b]	4.29	3.74	(0.06)
Net realized and unrealized gain (loss)	(1.15)	0.48	4.38

Total from investment operations	3.14	4.22	4.32

Less distributions from:
Net investment income	(5.37)	(3.95)	(0.02)
Return of capital	(0.05)	(0.36)	(0.10)

Total distributions	(5.42)	(4.31)	(0.12)

Net asset value, end of period	$102.75	$105.03	$105.12

Total return	3.04%	4.16%	4.29%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,616,667	$2,006,087	$588,671
Ratio of expenses to average net assets[d]	0.20%[e]	0.20%	0.20%
Ratio of net investment income (loss) to average net assets[d]	4.12%	3.60%	(0.25)%
Portfolio turnover rate[f]	13%	32%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Aggregate Bond Fund
	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Period from Sep. 22, 2003[a] to Feb. 29, 2004
Net asset value, beginning of period	$101.72	$103.18	$100.92

Income from investment operations:
Net investment income	3.83	3.73	1.12
Net realized and unrealized gain (loss)	(1.32)	(1.62)	2.34

Total from investment operations	2.51	2.11	3.46

Less distributions from:
Net investment income	(4.15)	(3.57)	(1.20)

Total distributions	(4.15)	(3.57)	(1.20)

Net asset value, end of period	$100.08	$101.72	$103.18

Total return	2.53%	2.11%	3.46%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,142,544	$1,291,817	$350,800
Ratio of expenses to average net assets[c]	0.20%[d]	0.20%	0.20%
Ratio of net investment income to average net assets[c]	3.89%	2.90%	2.47%
Portfolio turnover rate[e,f]	456%	457%	165%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Includes proxy fees.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced transactions. See Note 1.

See notes to the financial statements.

50	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares GS $ InvesTop™ Corporate Bond Fund
	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$111.08	$112.78	$110.46	$103.03

Income from investment operations:
Net investment income	5.15	5.18	5.35	3.24
Net realized and unrealized gain (loss)	(3.92)	(1.70)	2.44	7.12

Total from investment operations	1.23	3.48	7.79	10.36

Less distributions from:
Net investment income	(5.11)	(5.18)	(5.38)	(2.93)
Net realized gain	—	—	(0.09)[b]	—

Total distributions	(5.11)	(5.18)	(5.47)	(2.93)

Net asset value, end of period	$107.20	$111.08	$112.78	$110.46

Total return	1.12%	3.24%	7.29%	10.22%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,401,378	$2,554,918	$2,492,441	$2,076,579
Ratio of expenses to average net assets[d]	0.15%[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	4.75%	4.71%	4.83%	5.38%
Portfolio turnover rate[f]	71%	32%	0%	20%

[a]	Commencement of operations.
[b]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes proxy fees.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to the Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of February 28, 2006, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund, and iShares GS $ InvesTopTM Corporate Bond Fund, (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares GS $ InvesTopTM Corporate Bond Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

52	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The inflation-protected public obligations held by the iShares Lehman TIPS Bond Fund are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Fund’s Statement of Operations.

EQUALIZATION

The Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed at least once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of February 28, 2006, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
Lehman 1-3 Year Treasury	$13,054,233	$(46,696,123)	$(41,371,530)	$(75,013,420)
Lehman 7-10 Year Treasury	3,366,472	(23,105,234)	(25,050,849)	(44,789,611)
Lehman 20+ Year Treasury	1,918,236	(24,700,873)	(5,329,829)	(28,112,466)
Lehman TIPS	—	(15,493,544)	(3,676,928)	(19,170,472)
Lehman Aggregate	11,712,221	(41,538,199)	(12,901,756)	(42,727,734)
GS $ InvesTopTM Corporate	9,786,561	(46,088,143)	(27,330,095)	(63,631,677)

The tax character of distributions paid during the years ended February 28, 2006 and February 28, 2005, were as follows:

iShares Bond Fund	2006	2005
Lehman 1-3 Year Treasury
Distributions paid from:
Ordinary income	$126,416,707	$39,084,864

Total Distributions	$126,416,707	$39,084,864

Lehman 7-10 Year Treasury
Distributions paid from:
Ordinary income	$39,810,668	$21,322,522

Total Distributions	$39,810,668	$21,322,522

NOTES TO THE FINANCIAL STATEMENTS	53

Notes to the Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund	2006	2005
Lehman 20+ Year Treasury
Distributions paid from:
Ordinary income	$33,869,183	$18,496,162

Total Distributions	$33,869,183	$18,496,162

Lehman TIPS
Distributions paid from:
Ordinary income	$142,905,626	$43,145,685
Return of capital	1,298,777	3,958,248

Total Distributions	$144,204,403	$47,103,933

Lehman Aggregate
Distributions paid from:
Ordinary income	$91,986,737	$24,078,772

Total Distributions	$91,986,737	$24,078,772

GS $ InvesTopTM Corporate
Distributions paid from:
Ordinary income	$116,439,147	$116,525,219

Total Distributions	$116,439,147	$116,525,219

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended February 28, 2006.

From November 1, 2005 to February 28, 2006, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending February 28, 2007, as follows:

iShares Bond Fund	Deferred Net Realized Capital Losses
Lehman 1-3 Year Treasury	$16,693,636
Lehman 7-10 Year Treasury	14,685,244
Lehman 20+ Year Treasury	2,005,417
Lehman TIPS	774,767
Lehman Aggregate	7,392,050
GS $ InvesTopTM Corporate	15,150,978

54	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of February 28, 2006, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Expiring 2013	Expiring 2014	Total
Lehman 1-3 Year Treasury	$11,523	$2,648,872	$22,017,499	$24,677,894
Lehman 7-10 Year Treasury	3,648,187	—	6,717,418	10,365,605
Lehman 20+ Year Treasury	2,218,753	—	1,105,659	3,324,412
Lehman TIPS	—	2,389,570	512,591	2,902,161
Lehman Aggregate	—	1,089,293	4,420,413	5,509,706
GS $ InvesTopTM Corporate	—	4,185,823	7,993,294	12,179,117

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended February 28, 2006, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended February 28, 2006 are disclosed in the Funds’ Statements of Operations.

As of February 28, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Lehman 1-3 Year Treasury	$5,601,088,237	$463	$(46,696,586)	$(46,696,123)
Lehman 7-10 Year Treasury	1,725,674,093	28,487	(23,133,721)	(23,105,234)
Lehman 20+ Year Treasury	1,187,889,324	133,940	(24,834,813)	(24,700,873)
Lehman TIPS	4,110,689,522	16,736,902	(32,230,446)	(15,493,544)
Lehman Aggregate	4,761,673,998	5,707,993	(47,246,192)	(41,538,199)
GS $ InvesTopTM Corporate	2,413,707,311	4,506,407	(50,594,550)	(46,088,143)

Differences between cost for financial statement purposes and cost for tax purposes are primarily due to deferred wash sale losses.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Lehman Aggregate Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gain distributions to shareholders. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions or if the counterparty fails to complete the transaction.

NOTES TO THE FINANCIAL STATEMENTS	55

Notes to the Financial Statements (Continued)

iSHARES® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Lehman 1-3 Year Treasury	0.15%
Lehman 7-10 Year Treasury	0.15
Lehman 20+ Year Treasury	0.15
Lehman TIPS	0.20
Lehman Aggregate	0.20
GS $ InvesTopTM Corporate	0.15

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended February 28, 2006, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Lehman 1-3 Year Treasury	$2,151,938
Lehman 7-10 Year Treasury	848,393
Lehman 20+ Year Treasury	509,241
Lehman TIPS	314,035
Lehman Aggregate	538,948
GS $ InvesTopTM Corporate	64,468

56	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment by the iShares Lehman Aggregate Bond Fund in shares of issuers of which BGFA is an affiliate, for the year ended February 28, 2006, including income earned from these affiliated issuers.

iShares Bond Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Lehman Aggregate
PMMF	406,878	697,404	92,446	1,011,836	$1,011,835,588	$26,761,754

During the year ended February 28, 2006, the Funds invested cash collateral from securities on loan in a joint investment account with other investment funds managed by BGFA (See Note 5). The joint account invested in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account, the information needed to isolate the activity at the Fund level is not available. As such, the information reported above does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of February 28, 2006, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2006, were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Lehman 1-3 Year Treasury	$3,266,461,270	$3,272,244,548	$—	$—
Lehman 7-10 Year Treasury	979,275,407	962,866,194	—	—
Lehman 20+ Year Treasury	187,870,508	184,714,536	—	—
Lehman TIPS	372,067,295	446,762,641	—	—
Lehman Aggregate	10,722,944,832	10,067,406,900	177,741,490	170,550,537
GS $ InvesTop™ Corporate	—	—	1,736,697,026	1,731,504,705

NOTES TO THE FINANCIAL STATEMENTS	57

Notes to the Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (See Note 4) for the year ended February 28, 2006, were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Lehman 1-3 Year Treasury	$2,827,756,064	$1,748,611,982
Lehman 7-10 Year Treasury	1,260,853,774	835,593,212
Lehman 20+ Year Treasury	5,546,076,770	5,439,766,709
Lehman TIPS	2,173,518,362	510,354,158
Lehman Aggregate	1,214,040,963	—
GS $ InvesTop™ Corporate	1,236,912,334	1,298,910,752

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. In the case of the iShares Lehman Aggregate Bond Fund, a portion of the designated portfolio of securities are purchased through TBA transactions, in which case the Fund generally requires the substitution of an amount of cash equivalent to the price of the securities involved in such TBA transactions. Investors purchasing and redeeming Creation Units in the iShares GS $ InvesTopTM Corporate Bond Fund and the iShares Lehman Aggregate Bond Fund pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of February 28, 2006, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities and non-U.S. Government debt securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of February 28, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

58	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Lehman 1-3 Year Treasury Bond, iShares Lehman 7-10 Year Treasury Bond, iShares Lehman 20+ Year Treasury Bond, iShares Lehman TIPS Bond, iShares Lehman Aggregate Bond and iShares GS $ InvesTopTM Corporate Bond Funds, each a Fund of the iShares Bond Funds Series (the “Funds”), at February 28, 2006, the results of each of their operations for the year then ended, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	59

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k) of the Internal Revenue Code, the Funds hereby designate the following amounts as “interest-related dividend” for the year ended February 28, 2006:

iShares Bond Fund	Interest- Related Dividend
Lehman 1-3 Year Treasury	$84,845,747
Lehman 7-10 Year Treasury	19,701,228
Lehman 20+ Year Treasury	23,395,164
Lehman TIPS	107,615,325
Lehman Aggregate	66,966,760
GS $ InvestTopTM Corporate	110,153,681

60	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through December 31, 2005, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Lehman 1-3 Year Treasury Bond Fund

Period Covered: October 1, 2002 through December 31, 2005

	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	819	100.00%

	819	100.00%

iShares Lehman 7-10 Year Treasury Bond Fund

Period Covered: October 1, 2002 through December 31, 2005

	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.12%
Between 0.5% and –0.5%	818	99.88

	819	100.00%

SUPPLEMENTAL INFORMATION	61

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Lehman 20+ Year Treasury Bond Fund

Period Covered: October 1, 2002 through December 31, 2005

	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.24%
Between 0.5% and –0.5%	816	99.64
Less than –0.5%	1	0.12

	819	100.00%

iShares Lehman TIPS Bond Fund

Period Covered: January 1, 2004 through December 31, 2005

	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.60%
Between 0.5% and –0.5%	501	99.40

	504	100.00%

iShares Lehman Aggregate Bond Fund

Period Covered: October 1, 2003 through December 31, 2005

	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	35	6.16%
Between 0.5% and –0.5%	533	93.84

	568	100.00%

iShares GS $ InvesTop™ Corporate Bond Fund

Period Covered: October 1, 2002 through December 31, 2005

	Number of Days	Percentage of Total Days
Greater than 1.0%	13	1.59%
Greater than 0.5% and Less than 1.0%	133	16.24
Between 0.5% and –0.5%	672	82.04
Less than –0.5%	1	0.13

	819	100.00%

62	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 101 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman, and President (since 2003).	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003); Chief Executive Officer, Global Index and Markets Group of BGI (since 2005).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since 2003).	Co- Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

TRUSTEE INFORMATION	63

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since 2000).	Executive Associate Dean (since 2005) and Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Director (since 2002) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G. C. Parker, 1939	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since 2002).	President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994); Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 2004) of the Auburn University Foundation Fund Investment Committee; Director (since 2005) of Performance Equity Management, LLC.

64	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director (since 2005) of iShares, Inc.; Trustee (since 2004) of Pacific Select Funds (31 portfolios); Trustee (1992-2003) of the Montgomery Funds (20 portfolios); Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Trustee (1998-2000) of the Groton School; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1943	Trustee (since 2005).	Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

TRUSTEE INFORMATION	65

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Annual Report.

2461-iS-1205

66	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

“$ InvesTop, TM” “$ InvesTopTM Index,” “GS $ InvesTopTM” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTopTM Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co. The iShares Funds are not sponsored, issued or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov. The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov.

The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BARCLAYS GLOBAL INVESTORS

BARCLAYS

Item 2.	Code of Ethics.

As of February 28, 2006, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the Chief Executive Officer and President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the year ended February 28, 2006, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Richard K. Lyons, George C. Parker, W. Allen Reed, Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the six series of the Registrant for which the fiscal year-end is February 28, 2006 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $78,000 for the fiscal year ended February 28, 2005 and $83,850 for the fiscal year ended February 28, 2006.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2005 and February 28, 2006 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $34,020 for the fiscal year ended February 28, 2005 and $36,572 for the fiscal year ended February 28, 2006.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended February 28, 2005 and February 28, 2006 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended in June 2004, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 28, 2006 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant, were $716,324 for the fiscal year ended February 28, 2005 and $905,938 for the fiscal year ended February 28, 2006, respectively.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The

Registrant’s audit committee members are Richard K. Lyons, George C. Parker, W. Allen Reed, Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: May 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: May 2, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: May 2, 2006